UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02794
MFS SERIES TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
January 31
Date of reporting period:
July 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global High Yield Fund
Class A-MHOAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$53	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOA-SEM

MFS® Global High Yield Fund
Class B-MHOBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOB-SEM

MFS® Global High Yield Fund
Class C-MHOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOC-SEM

MFS® Global High Yield Fund
Class I-MHOIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$41	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOI-SEM

MFS® Global High Yield Fund
Class R1-MHORX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR1-SEM

MFS® Global High Yield Fund
Class R2-MHOSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$66	1.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR2-SEM

MFS® Global High Yield Fund
Class R3-MHOTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$53	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR3-SEM

MFS® Global High Yield Fund
Class R4-MHOUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$41	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR4-SEM

MFS® Global High Yield Fund
Class R6-MHOVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$36	0.70%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	204,989,405	Average Effective Maturity (yrs):	4.5
Total Number of Holdings:	127	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	3.4%
ETFs	0.7%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.8%
Canada	4.1%
Italy	3.6%
France	2.9%
Mexico	2.7%
Brazil	2.7%
Netherlands	2.4%
Spain	2.0%
Other Countries	17.3%
Composition including fixed income credit quality
BBB	2.7%
BB	45.6%
B	36.2%
CCC	10.5%
CC	0.4%
C	0.0%
D	0.3%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR6-SEM

MFS® High Yield Pooled Portfolio
HYPPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Pooled Portfolio for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS High Yield Pooled Portfolio	$2	0.03%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	621,395,837	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	338	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	1.3%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.7%
BB	44.3%
B	38.3%
CCC	12.6%
CC	0.3%
C	0.1%
Not Rated	0.2%
Non-Fixed Income	1.2%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s financial information and portfolio holdings online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYP-SEM

MFS® High Income Fund
Class A-MHITX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.86%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHA-SEM

MFS® High Income Fund
Class B-MHIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.61%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHB-SEM

MFS® High Income Fund
Class C-MHICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.61%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHC-SEM

MFS® High Income Fund
Class I-MHIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.61%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHI-SEM

MFS® High Income Fund
Class R1-MHIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$82	1.61%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR1-SEM

MFS® High Income Fund
Class R2-MIHRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$56	1.11%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR2-SEM

MFS® High Income Fund
Class R3-MHIHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$44	0.86%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR3-SEM

MFS® High Income Fund
Class R4-MHIJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$31	0.61%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR4-SEM

MFS® High Income Fund
Class R6-MHIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.50%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	1,853,965,716	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	340	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	94.6%
Money Market Funds	4.2%
ETFs	1.0%
Equities	0.2%
Composition including fixed income credit quality
BBB	1.6%
BB	43.4%
B	37.3%
CCC	11.9%
CC	0.3%
C	0.0%
Not Rated	0.1%
Non-Fixed Income	1.2%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR6-SEM

MFS® Municipal High
Income Fund
Class A-MMHYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$30	0.59%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	4,405,897,015	Average Effective Maturity (yrs):	20.0
Total Number of Holdings:	1,725	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.6%
AA	4.7%
A	11.0%
BBB	19.8%
BB	15.8%
B	1.9%
CCC	0.8%
CC	1.7%
Not Rated	39.1%
Non-Fixed Income	0.0%
Money Market Funds	3.6%
Industries
Healthcare Revenue - Long Term Care	16.0%
Healthcare Revenue - Hospitals	12.0%
Secondary Schools	10.8%
Miscellaneous Revenue - Other	7.6%
Multi-Family Housing Revenue	6.3%
Sales & Excise Tax Revenue	4.6%
Universities - Dormitories	4.5%
Universities - Colleges	4.2%
General Obligations - General Purpose	3.5%
Tobacco	3.3%
Other Industries	27.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHA-SEM

MFS® Municipal High
Income Fund
Class B-MMHBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$68	1.34%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	4,405,897,015	Average Effective Maturity (yrs):	20.0
Total Number of Holdings:	1,725	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.6%
AA	4.7%
A	11.0%
BBB	19.8%
BB	15.8%
B	1.9%
CCC	0.8%
CC	1.7%
Not Rated	39.1%
Non-Fixed Income	0.0%
Money Market Funds	3.6%
Industries
Healthcare Revenue - Long Term Care	16.0%
Healthcare Revenue - Hospitals	12.0%
Secondary Schools	10.8%
Miscellaneous Revenue - Other	7.6%
Multi-Family Housing Revenue	6.3%
Sales & Excise Tax Revenue	4.6%
Universities - Dormitories	4.5%
Universities - Colleges	4.2%
General Obligations - General Purpose	3.5%
Tobacco	3.3%
Other Industries	27.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHB-SEM

MFS® Municipal High
Income Fund
Class C-MMHCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.59%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	4,405,897,015	Average Effective Maturity (yrs):	20.0
Total Number of Holdings:	1,725	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.6%
AA	4.7%
A	11.0%
BBB	19.8%
BB	15.8%
B	1.9%
CCC	0.8%
CC	1.7%
Not Rated	39.1%
Non-Fixed Income	0.0%
Money Market Funds	3.6%
Industries
Healthcare Revenue - Long Term Care	16.0%
Healthcare Revenue - Hospitals	12.0%
Secondary Schools	10.8%
Miscellaneous Revenue - Other	7.6%
Multi-Family Housing Revenue	6.3%
Sales & Excise Tax Revenue	4.6%
Universities - Dormitories	4.5%
Universities - Colleges	4.2%
General Obligations - General Purpose	3.5%
Tobacco	3.3%
Other Industries	27.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHC-SEM

MFS® Municipal High
Income Fund
Class I-MMIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	4,405,897,015	Average Effective Maturity (yrs):	20.0
Total Number of Holdings:	1,725	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.6%
AA	4.7%
A	11.0%
BBB	19.8%
BB	15.8%
B	1.9%
CCC	0.8%
CC	1.7%
Not Rated	39.1%
Non-Fixed Income	0.0%
Money Market Funds	3.6%
Industries
Healthcare Revenue - Long Term Care	16.0%
Healthcare Revenue - Hospitals	12.0%
Secondary Schools	10.8%
Miscellaneous Revenue - Other	7.6%
Multi-Family Housing Revenue	6.3%
Sales & Excise Tax Revenue	4.6%
Universities - Dormitories	4.5%
Universities - Colleges	4.2%
General Obligations - General Purpose	3.5%
Tobacco	3.3%
Other Industries	27.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHI-SEM

MFS® Municipal High
Income Fund
Class R6-MMHKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.51%
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	4,405,897,015	Average Effective Maturity (yrs):	20.0
Total Number of Holdings:	1,725	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.6%
AA	4.7%
A	11.0%
BBB	19.8%
BB	15.8%
B	1.9%
CCC	0.8%
CC	1.7%
Not Rated	39.1%
Non-Fixed Income	0.0%
Money Market Funds	3.6%
Industries
Healthcare Revenue - Long Term Care	16.0%
Healthcare Revenue - Hospitals	12.0%
Secondary Schools	10.8%
Miscellaneous Revenue - Other	7.6%
Multi-Family Housing Revenue	6.3%
Sales & Excise Tax Revenue	4.6%
Universities - Dormitories	4.5%
Universities - Colleges	4.2%
General Obligations - General Purpose	3.5%
Tobacco	3.3%
Other Industries	27.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS High Yield Pooled Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Pooled Portfolio
Portfolio of Investments − 7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.7%
Aerospace & Defense – 4.3%
Boeing Co., 6.298%, 5/01/2029 (n)	$2,052,000	$ 2,122,566
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,345,000	1,404,377
Bombardier, Inc., 8.75%, 11/15/2030 (n)	714,000	773,754
Bombardier, Inc., 7.25%, 7/01/2031 (n)	1,133,000	1,166,379
Bombardier, Inc., 7%, 6/01/2032 (n)	1,344,000	1,374,195
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,750,000	1,739,531
Moog, Inc., 4.25%, 12/15/2027 (n)	2,785,000	2,665,820
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	3,001,000	3,344,599
TransDigm, Inc., 5.5%, 11/15/2027	2,414,000	2,383,710
TransDigm, Inc., 6.75%, 8/15/2028 (n)	2,057,000	2,096,540
TransDigm, Inc., 4.625%, 1/15/2029	1,847,000	1,746,704
TransDigm, Inc., 6.375%, 3/01/2029 (n)	1,168,000	1,189,725
TransDigm, Inc., 6.875%, 12/15/2030 (n)	3,578,000	3,679,476
Triumph Group, Inc., 9%, 3/15/2028 (n)	961,000	1,012,213
		$26,699,589
Airlines – 1.1%
Air Canada, 3.875%, 8/15/2026 (n)	$3,175,000	$ 3,053,835
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	2,886,059	2,820,268
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11%, 4/15/2029 (n)	789,525	752,812
		$6,626,915
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$1,124,000	$ 958,278
Automotive – 1.8%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$1,874,000	$ 1,667,942
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	2,013,000	2,028,029
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	1,112,000	1,132,370
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	1,317,000	1,313,877
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	2,183,000	1,912,615
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)	1,631,000	1,658,424
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,705,000	1,464,508
		$11,177,765
Broadcasting – 0.8%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)	$777,000	$ 767,800
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	2,353,000	2,436,468
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	1,952,000	1,840,566
		$5,044,834
Brokerage & Asset Managers – 1.3%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$2,353,000	$ 2,402,505
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	1,822,000	1,942,602
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	938,000	886,936
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	1,199,000	1,118,977
LPL Holdings, Inc., 4%, 3/15/2029 (n)	790,000	744,481
HYPFS-SEM
1

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$1,342,000	$ 1,237,974
		$8,333,475
Building – 4.7%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$2,169,000	$ 1,962,984
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	379,000	365,927
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	1,550,000	1,277,220
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	559,000	559,699
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,273,000	2,037,010
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	3,010,000	2,841,406
Knife River Corp., 7.75%, 5/01/2031 (n)	1,875,000	1,967,258
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	959,000	847,306
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	590,000	598,613
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,390,000	2,232,492
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	2,271,000	2,181,036
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	840,000	859,178
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	2,506,000	2,516,964
SRM Concrete, 8.875%, 11/15/2031 (n)	2,025,000	2,182,249
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)(w)	933,000	934,697
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,312,000	1,256,969
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	2,863,000	2,608,192
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,156,000	2,134,440
		$29,363,640
Business Services – 0.7%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$1,901,000	$ 1,856,241
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,756,000	1,720,470
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	559,000	539,075
		$4,115,786
Cable TV – 5.9%
Cable One, Inc., 4%, 11/15/2030 (n)	$2,520,000	$ 1,937,529
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	1,970,000	1,913,391
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	6,467,000	5,789,604
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	3,721,000	3,257,891
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	1,838,000	1,451,999
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,750,000	2,183,201
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,590,000	1,044,706
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	975,000	675,050
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	876,000	877,231
DISH DBS Corp., 7.75%, 7/01/2026	1,289,000	829,126
DISH DBS Corp., 5.25%, 12/01/2026 (n)	1,616,000	1,345,123
DISH DBS Corp., 5.125%, 6/01/2029	1,517,000	635,262
DISH Network Corp., 11.75%, 11/15/2027 (n)	887,000	887,824
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,619,000	2,440,759
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,404,000	2,297,949
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	2,373,000	1,999,815
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	2,978,000	2,789,905
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,000,000	4,415,189
		$36,771,554
2

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 2.5%
Chemours Co., 4.625%, 11/15/2029 (n)	$2,738,000	$ 2,398,158
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	1,529,000	1,222,018
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	2,985,000	2,765,083
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	2,254,000	2,156,795
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	2,571,000	2,423,687
SNF Group SACA, 3.375%, 3/15/2030 (n)	3,208,000	2,760,234
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	1,664,000	1,751,370
		$15,477,345
Computer Software – 0.6%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)(w)	$373,000	$ 380,948
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	1,657,000	1,572,417
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,557,000	1,524,877
		$3,478,242
Computer Software - Systems – 1.1%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$1,121,000	$ 1,047,922
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	623,000	616,962
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	3,915,000	3,878,159
Virtusa Corp., 7.125%, 12/15/2028 (n)	1,275,000	1,208,375
		$6,751,418
Conglomerates – 2.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,658,000	$ 1,577,525
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	3,781,000	3,565,358
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	2,008,000	2,181,013
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	3,495,000	3,560,613
Gates Corp., 6.875%, 7/01/2029 (n)	1,125,000	1,145,544
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	2,271,000	2,126,103
TriMas Corp., 4.125%, 4/15/2029 (n)	4,309,000	3,978,946
		$18,135,102
Construction – 1.4%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$2,291,000	$ 2,324,792
Empire Communities Corp., 9.75%, 5/01/2029 (n)	1,564,000	1,614,729
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	876,000	856,646
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	1,727,000	1,617,194
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,208,000	2,102,076
		$8,515,437
Consumer Products – 2.0%
Acushnet Co., 7.375%, 10/15/2028 (n)	$1,503,000	$ 1,567,196
Amer Sports Co., 6.75%, 2/16/2031 (n)	2,701,000	2,686,683
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	1,267,000	1,169,780
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	3,211,000	3,297,161
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,783,000	2,720,879
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,495,000	1,317,990
		$12,759,689
Consumer Services – 3.8%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$3,782,000	$ 3,778,807
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,080,000	940,998
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,155,000	1,784,556
3

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$566,000	$ 567,126
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		3,349,000	3,044,997
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,752,000	2,769,379
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,154,000	2,094,687
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		1,477,000	1,408,975
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,434,000	985,701
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,774,000	1,187,826
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,044,000	2,758,271
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		560,000	576,507
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		2,073,000	2,040,061
			$23,937,891
Containers – 2.1%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$859,000	$ 216,898
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		2,400,000	2,137,580
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		3,422,000	3,070,790
Crown Americas LLC, 5.25%, 4/01/2030		1,203,000	1,178,197
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		2,088,000	2,018,788
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		1,280,000	1,260,421
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	1,285,000	1,406,684
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$2,093,000	2,054,700
			$13,344,058
Electronics – 0.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$962,000	$ 959,757
Entegris, Inc., 4.375%, 4/15/2028 (n)		1,696,000	1,610,062
Entegris, Inc., 3.625%, 5/01/2029 (n)		1,382,000	1,253,542
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		1,340,000	1,322,511
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		759,000	705,263
			$5,851,135
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	482,000	$ 466,872
Energy - Independent – 4.2%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$1,737,000	$ 1,823,696
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		646,000	697,750
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		1,343,000	1,444,232
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		3,546,000	3,435,647
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		2,130,000	2,138,840
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		1,699,000	1,783,598
Matador Resources Co., 6.875%, 4/15/2028 (n)		2,159,000	2,201,632
Matador Resources Co., 6.5%, 4/15/2032 (n)		780,000	783,989
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		445,000	450,532
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		2,858,000	2,840,724
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,081,000	1,119,250
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)(w)		610,000	614,589
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		2,516,000	2,632,584
SM Energy Co., 6.5%, 7/15/2028		1,408,000	1,404,671
SM Energy Co., 7%, 8/01/2032 (n)		937,000	947,157
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		1,566,000	1,592,880
			$25,911,771
4

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$2,031,000	$ 2,116,245
Entertainment – 3.9%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$1,978,000	$ 1,997,135
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		3,274,000	3,257,677
Carnival Corp. PLC, 4%, 8/01/2028 (n)		1,132,000	1,071,051
Carnival Corp. PLC, 6%, 5/01/2029 (n)		1,332,000	1,328,763
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	913,000	1,021,442
Cinemark USA, Inc., 7%, 8/01/2032 (n)		$1,128,000	1,148,019
Merlin Entertainments, 7.375%, 2/15/2031 (n)		1,896,000	1,963,943
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		2,226,000	2,216,050
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		1,616,000	1,606,518
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		1,558,000	1,552,076
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		1,493,000	1,422,156
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		2,482,000	2,548,609
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		807,000	802,158
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		2,063,000	2,035,654
			$23,971,251
Financial Institutions – 4.9%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$2,432,318	$ 2,236,054
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		2,273,000	2,425,625
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		1,922,000	2,025,209
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		1,976,000	1,978,182
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		729,000	734,220
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		2,211,000	2,167,676
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		1,358,000	1,439,488
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		762,000	785,865
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		2,896,390	2,846,214
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		1,768,000	1,854,961
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		2,519,000	2,667,266
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		369,000	378,704
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		440,000	465,530
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		3,314,000	3,289,313
OneMain Finance Corp., 7.125%, 3/15/2026		2,412,000	2,453,279
OneMain Finance Corp., 5.375%, 11/15/2029		1,398,000	1,343,442
OneMain Finance Corp., 7.5%, 5/15/2031		1,332,000	1,369,658
			$30,460,686
Food & Beverages – 3.3%
B&G Foods, Inc., 8%, 9/15/2028 (n)		$2,234,000	$ 2,277,905
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		1,308,000	1,355,688
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		1,591,000	1,659,698
Performance Food Group Co., 5.5%, 10/15/2027 (n)		2,633,000	2,597,852
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		1,891,000	1,872,288
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		2,979,000	2,775,288
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		3,337,000	3,107,519
TreeHouse Foods, Inc., 4%, 9/01/2028		1,526,000	1,376,755
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		3,200,000	3,064,136
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		705,000	644,038
			$20,731,167
5

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 4.3%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$2,124,000	$ 2,191,065
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		1,649,000	1,684,386
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		2,059,000	2,056,006
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		3,791,000	3,716,999
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	1,030,000	1,139,966
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$272,000	276,915
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		3,966,000	3,834,532
Las Vegas Sands Corp., 6.2%, 8/15/2034		904,000	914,395
Studio City Finance Ltd., 5%, 1/15/2029 (n)		1,173,000	1,045,086
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		3,346,000	3,157,087
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		2,629,000	2,509,020
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,123,000	1,063,620
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		2,373,000	2,284,303
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		971,000	1,012,230
			$26,885,610
Industrial – 1.8%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$980,000	$ 968,157
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		1,530,000	1,550,182
APi Escrow Corp., 4.75%, 10/15/2029 (n)		3,352,000	3,189,512
Artera Services LLC, 8.5%, 2/15/2031 (n)		1,591,000	1,631,198
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		3,012,000	2,866,211
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)		896,000	912,387
			$11,117,647
Insurance - Property & Casualty – 4.0%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$1,195,000	$ 1,215,348
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		353,000	332,686
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		1,686,000	1,673,350
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		2,327,000	2,228,234
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		1,389,000	1,414,049
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		2,070,000	1,951,821
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		2,347,000	2,380,365
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		1,892,000	1,802,243
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,623,000	2,704,665
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		1,251,000	1,255,065
Hub International Ltd., 5.625%, 12/01/2029 (n)		965,000	926,581
Hub International Ltd., 7.25%, 6/15/2030 (n)		2,786,000	2,873,422
Hub International Ltd., 7.375%, 1/31/2032 (n)		1,295,000	1,331,125
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		2,439,000	2,502,682
			$24,591,636
Machinery & Tools – 0.9%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$3,776,000	$ 3,970,479
Terex Corp., 5%, 5/15/2029 (n)		1,531,000	1,471,342
			$5,441,821
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$3,045,000	$ 3,174,714
6

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 6.2%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,475,000	$ 2,243,686
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,648,000	3,512,327
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,693,000	1,739,423
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	3,523,000	3,259,054
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,429,000	1,429,886
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,512,000	1,147,308
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,608,000	3,146,440
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,500,000	1,545,473
Encompass Health Corp., 5.75%, 9/15/2025	476,000	475,359
Encompass Health Corp., 4.75%, 2/01/2030	2,218,000	2,114,372
Encompass Health Corp., 4.625%, 4/01/2031	749,000	697,770
IQVIA, Inc., 5%, 5/15/2027 (n)	3,340,000	3,278,418
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,449,000	1,490,906
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	987,000	1,075,649
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	1,177,000	1,321,011
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	1,543,000	1,637,558
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,761,000	1,818,667
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,679,000	1,683,202
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,132,000	1,061,900
Tenet Healthcare Corp., 6.125%, 6/15/2030	2,258,000	2,266,495
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,553,000	1,539,764
		$38,484,668
Medical Equipment – 1.2%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$1,977,000	$ 2,135,455
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	893,086
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,784,000	2,691,000
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,501,000	1,531,531
		$7,251,072
Metals & Mining – 2.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,220,000	$ 1,995,770
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,810,000	5,251,414
Novelis Corp., 3.25%, 11/15/2026 (n)	1,665,000	1,584,063
Novelis Corp., 4.75%, 1/30/2030 (n)	2,343,000	2,213,826
Novelis Corp., 3.875%, 8/15/2031 (n)	1,148,000	1,008,500
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,481,632	1,081,591
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,566,000	1,605,712
		$14,740,876
Midstream – 5.8%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$2,093,000	$ 1,956,556
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	2,852,000	2,629,452
EQM Midstream Partners LP, 5.5%, 7/15/2028	3,267,000	3,250,774
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)	791,000	807,472
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,613,000	2,586,579
NuStar Logistics LP, 6.375%, 10/01/2030	2,337,000	2,385,093
Prairie Acquiror LP, 9%, 8/01/2029 (n)	962,000	991,903
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	944,000	928,495
Sunoco LP, 7.25%, 5/01/2032 (n)	2,269,000	2,358,744
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,132,000	3,021,912
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	1,180,000	1,195,477
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	2,036,000	1,882,446
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,028,000	1,055,758
7

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		$1,990,000	$ 1,809,009
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		2,595,000	2,702,530
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		2,005,000	2,230,541
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		936,000	945,775
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,965,000	3,115,823
			$35,854,339
Network & Telecom – 0.6%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$335,000	$ 335,694
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,707,000	2,714,082
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)	EUR	891,000	992,018
			$4,041,794
Oil Services – 0.9%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$1,203,000	$ 1,224,893
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		1,872,000	1,909,814
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,232,000	2,271,460
			$5,406,167
Pharmaceuticals – 0.9%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$943,000	$ 894,020
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		894,000	688,469
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	402,990
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		1,434,000	1,347,271
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		2,301,000	2,117,603
			$5,450,353
Pollution Control – 0.7%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$2,105,000	$ 1,978,683
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		602,000	619,045
Stericycle, Inc., 3.875%, 1/15/2029 (n)		1,980,000	1,882,491
			$4,480,219
Precious Metals & Minerals – 0.9%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$750,000	$ 700,770
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		2,344,000	2,279,969
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		2,784,000	2,676,653
			$5,657,392
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$1,596,000	$ 1,596,287
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,875,000	$ 1,771,698
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		3,212,000	3,316,458
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,367,000	2,233,548
			$7,321,704
8

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.6%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$1,097,000	$ 1,108,203
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,345,000	1,199,706
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		1,871,000	1,660,093
			$3,968,002
Retailers – 1.9%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$1,859,000	$ 1,737,082
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		2,207,000	2,155,592
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	1,024,701
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,420,000	3,179,652
Penske Automotive Group Co., 3.75%, 6/15/2029		2,552,000	2,331,294
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		1,450,000	1,202,849
			$11,631,170
Specialty Stores – 0.7%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$1,235,000	$ 913,570
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,486,000	854,134
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,915,000	2,829,215
			$4,596,919
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,579,000	$ 2,646,750
Telecommunications - Wireless – 1.4%
Altice France S.A., 5.5%, 1/15/2028 (n)		$1,842,000	$ 1,348,532
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	502,828
SBA Communications Corp., 3.875%, 2/15/2027		1,776,000	1,709,930
SBA Communications Corp., 3.125%, 2/01/2029		3,579,000	3,240,276
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	202,000	222,713
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,877,000	1,914,775
			$8,939,054
Transportation - Services – 0.4%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	2,296,000	$ 2,442,594
Utilities - Electric Power – 3.7%
Calpine Corp., 4.5%, 2/15/2028 (n)		$3,014,000	$ 2,887,253
Calpine Corp., 5.125%, 3/15/2028 (n)		1,985,000	1,922,509
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		1,540,000	1,478,314
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		4,411,000	3,906,726
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		597,000	520,602
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		488,000	484,948
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		2,455,000	2,350,781
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		1,286,000	1,335,807
PG&E Corp., 5.25%, 7/01/2030		1,539,000	1,487,127
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		2,004,000	1,998,377
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		3,042,000	2,931,468
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,516,000	1,407,552
			$22,711,464
9

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	929,000	$ 892,302
EP Infrastructure A.S., 1.816%, 3/02/2031		273,000	242,240
			$1,134,542
Total Bonds (Identified Cost, $608,160,453)			$600,566,939
Exchange-Traded Funds – 1.0%
Special Products & Services – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $6,225,357)		79,600	$ 6,251,784
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		20,388	$ 749,259
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		3,300	$ 750,981
Total Common Stocks (Identified Cost, $1,858,215)			$1,500,240
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	42,350	$ 14,972

Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $7,700,941)	7,700,596	$ 7,701,366
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500 (Premiums Paid, $493,971)	Put	Exchange Traded	$ 15,555,940	69	$27,600
Other Assets, Less Liabilities – 0.9%					5,332,936
Net Assets – 100.0%					$621,395,837
10

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,701,366 and $608,361,535, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $546,310,607, representing 87.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	406,098	USD	521,183	JPMorgan Chase Bank N.A.	10/18/2024	$1,194
GBP	598,509	USD	769,103	State Street Bank Corp.	10/18/2024	780
USD	220,367	EUR	202,000	State Street Bank Corp.	10/18/2024	934
USD	9,375,865	EUR	8,574,094	UBS AG	10/18/2024	61,814
USD	1,394,189	GBP	1,072,814	Merrill Lynch International	10/18/2024	14,191
						$78,913
Liability Derivatives
GBP	293,274	USD	379,373	HSBC Bank	10/18/2024	$(2,125)
See Notes to Financial Statements
11

MFS High Yield Pooled Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $616,737,996)	$608,361,535
Investments in affiliated issuers, at value (identified cost, $7,700,941)	7,701,366
Cash	90,212
Receivables for
Forward foreign currency exchange contracts	78,913
Investments sold	1,088,879
Interest and dividends	9,439,112
Other assets	787
Total assets	$626,760,804
Liabilities
Payables for
Distributions	$53
Forward foreign currency exchange contracts	2,125
Investments purchased	560,174
When-issued investments purchased	1,916,000
Fund shares reacquired	2,833,900
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	5
Accrued expenses and other liabilities	52,614
Total liabilities	$5,364,967
Net assets	$621,395,837
Net assets consist of
Paid-in capital	$752,718,807
Total distributable earnings (loss)	(131,322,970)
Net assets	$621,395,837
Shares of beneficial interest outstanding	74,849,883
Net asset value per share (net assets of $621,395,837 / 74,849,883 shares of beneficial interest outstanding)	$8.30
See Notes to Financial Statements
12

MFS High Yield Pooled Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/24 (unaudited) Net investment income (loss)
Income
Interest	$21,227,925
Other	324,045
Dividends from affiliated issuers	307,272
Dividends	297,104
Total investment income	$22,156,346
Expenses
Shareholder servicing costs	$18
Administrative services fee	8,701
Custodian fee	22,088
Shareholder communications	169
Audit and tax fees	26,468
Legal fees	1,724
Pricing service fees	4,408
Form N-CEN/N-PORT preparation fees	4,873
Miscellaneous	10,912
Total expenses	$79,361
Fees paid indirectly	(920)
Net expenses	$78,441
Net investment income (loss)	$22,077,905
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,946,293)
Affiliated issuers	1,534
Forward foreign currency exchange contracts	41,811
Foreign currency	(19,038)
Net realized gain (loss)	$(7,921,986)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$12,186,099
Affiliated issuers	(294)
Forward foreign currency exchange contracts	23,030
Translation of assets and liabilities in foreign currencies	428
Net unrealized gain (loss)	$12,209,263
Net realized and unrealized gain (loss)	$4,287,277
Change in net assets from operations	$26,365,182
See Notes to Financial Statements
13

MFS High Yield Pooled Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24
Change in net assets
From operations
Net investment income (loss)	$22,077,905	$44,801,141
Net realized gain (loss)	(7,921,986)	(32,099,156)
Net unrealized gain (loss)	12,209,263	46,292,414
Change in net assets from operations	$26,365,182	$58,994,399
Total distributions to shareholders	$(22,012,023)	$(45,493,975)
Change in net assets from fund share transactions	$(40,616,122)	$(82,456,705)
Total change in net assets	$(36,262,963)	$(68,956,281)
Net assets
At beginning of period	657,658,800	726,615,081
At end of period	$621,395,837	$657,658,800
See Notes to Financial Statements
14

MFS High Yield Pooled Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$8.24	$8.05	$8.88	$9.25	$9.33	$8.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.53	$0.47	$0.47	$0.50	$0.51
Net realized and unrealized gain (loss)	0.06	0.20	(0.82)	(0.34)	(0.06)(g)	0.39
Total from investment operations	$0.34	$0.73	$(0.35)	$0.13	$0.44	$0.90
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.54)	$(0.48)	$(0.50)	$(0.52)	$(0.51)
Net asset value, end of period (x)	$8.30	$8.24	$8.05	$8.88	$9.25	$9.33
Total return (%) (s)(x)	4.26(n)	9.46	(3.84)	1.39	5.02	10.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.03(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	6.98(a)	6.63	5.77	5.09	5.58	5.51
Portfolio turnover rate	27(n)	44	25	60	66	59
Net assets at end of period (000 omitted)	$621,396	$657,659	$726,615	$997,366	$1,228,318	$889,031
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
16

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,251,784	$27,600	$750,981	$7,030,365
Luxembourg	—	749,259	—	749,259
United Kingdom	—	14,972	—	14,972
Non - U.S. Sovereign Debt	—	466,872	—	466,872
U.S. Corporate Bonds	—	489,626,005	—	489,626,005
Foreign Bonds	—	110,474,062	—	110,474,062
Mutual Funds	7,701,366	—	—	7,701,366
Total	$13,953,150	$601,358,770	$750,981	$616,062,901
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$78,913	$—	$78,913
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,125)	—	(2,125)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/24	$1,670,361
Change in unrealized appreciation or depreciation	(919,380)
Balance as of 7/31/24	$750,981
At July 31, 2024, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are
17

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$27,600	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	78,913	(2,125)
Total		$106,513	$(2,125)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$41,811
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$23,030	$—
Equity	—	(163,530)
Total	$23,030	$(163,530)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for
18

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
19

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/24
Ordinary income (including any short-term capital gains)	$45,493,975
The federal tax cost and the tax basis components of distributable earnings were as follows:
20

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
As of 7/31/24
Cost of investments	$627,018,419
Gross appreciation	10,117,367
Gross depreciation	(21,072,885)
Net unrealized appreciation (depreciation)	$(10,955,518)
As of 1/31/24
Undistributed ordinary income	4,064,213
Capital loss carryforwards	(113,076,626)
Other temporary differences	(3,719,572)
Net unrealized appreciation (depreciation)	(22,944,144)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(13,716,208)
Long-Term	(99,360,418)
Total	$(113,076,626)
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2024, these costs amounted to $18.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2024 was equivalent to an annual effective rate of 0.0028% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended July 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $168,284,135 and $203,863,451, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
21

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/24		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares sold	1,103,236	$9,062,098	5,187,193	$41,214,207
Shares issued to shareholders in reinvestment of distributions	2,680,362	22,012,023	5,697,188	45,493,975
Shares reacquired	(8,734,307)	(71,690,243)	(21,310,137)	(169,164,887)
Net change	(4,950,709)	$(40,616,122)	(10,425,756)	$(82,456,705)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 78% and 22%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2024, the fund’s commitment fee and interest expense were $1,516 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,793,848	$84,764,723	$92,858,445	$1,534	$(294)	$7,701,366
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$307,272	$—
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS High Yield Pooled Portfolio
Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS High Yield Pooled Portfolio
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratioof the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Income Fund
Portfolio of Investments − 7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.5%
Aerospace & Defense – 4.2%
Boeing Co., 6.298%, 5/01/2029 (n)	$5,779,000	$ 5,977,735
Bombardier, Inc., 7.5%, 2/01/2029 (n)	4,364,000	4,556,657
Bombardier, Inc., 8.75%, 11/15/2030 (n)	1,861,000	2,016,744
Bombardier, Inc., 7.25%, 7/01/2031 (n)	3,307,000	3,404,427
Bombardier, Inc., 7%, 6/01/2032 (n)	3,842,000	3,928,316
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	4,985,000	4,955,178
Moog, Inc., 4.25%, 12/15/2027 (n)	8,143,000	7,794,532
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	8,720,000	9,718,396
TransDigm, Inc., 5.5%, 11/15/2027	6,679,000	6,595,194
TransDigm, Inc., 6.75%, 8/15/2028 (n)	5,682,000	5,791,219
TransDigm, Inc., 4.625%, 1/15/2029	5,570,000	5,267,536
TransDigm, Inc., 6.375%, 3/01/2029 (n)	3,336,000	3,398,052
TransDigm, Inc., 6.875%, 12/15/2030 (n)	10,849,000	11,156,689
Triumph Group, Inc., 9%, 3/15/2028 (n)	2,744,000	2,890,230
		$77,450,905
Airlines – 1.0%
Air Canada, 3.875%, 8/15/2026 (n)	$9,074,000	$ 8,727,716
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	8,364,850	8,174,164
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11%, 4/15/2029 (n)	2,255,550	2,150,667
		$19,052,547
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$3,288,000	$ 2,803,218
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.627% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)	$858,042	$ 86
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.827% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)	2,734,631	273
		$359
Automotive – 1.7%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$5,530,000	$ 4,921,941
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	6,054,000	6,099,199
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	2,909,000	2,962,288
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	3,867,000	3,857,831
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	6,156,000	5,393,521
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)	4,772,000	4,852,239
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,760,000	4,088,596
		$32,175,615
Broadcasting – 0.8%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)	$2,186,000	$ 2,160,118
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	6,897,000	7,141,655
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	5,518,000	5,202,994
		$14,504,767
MFHFS-SEM
1

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.3%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$6,645,000	$ 6,784,805
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	5,364,000	5,719,054
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	2,613,000	2,470,750
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	3,520,000	3,285,070
LPL Holdings, Inc., 4%, 3/15/2029 (n)	2,172,000	2,046,853
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,692,000	3,405,812
		$23,712,344
Building – 4.6%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$6,393,000	$ 5,785,780
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	1,104,000	1,065,920
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	4,574,000	3,769,036
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	1,661,000	1,663,076
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	6,574,000	5,891,466
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	8,873,000	8,376,012
Knife River Corp., 7.75%, 5/01/2031 (n)	5,529,000	5,801,049
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	2,745,000	2,425,292
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	1,632,000	1,655,823
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	6,748,000	6,303,288
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	6,961,000	6,685,245
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,174,000	2,223,635
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	7,236,000	7,267,657
SRM Concrete, 8.875%, 11/15/2031 (n)	5,976,000	6,440,060
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)(w)	2,766,000	2,771,032
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	4,073,000	3,902,161
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	8,187,000	7,458,353
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	6,364,000	6,300,361
		$85,785,246
Business Services – 0.7%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$5,519,000	$ 5,389,054
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	4,980,000	4,879,238
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	1,908,000	1,839,992
		$12,108,284
Cable TV – 5.7%
Cable One, Inc., 4%, 11/15/2030 (n)	$7,403,000	$ 5,691,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	5,830,000	5,662,473
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	19,366,000	17,337,478
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	10,838,000	9,489,122
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	5,074,000	4,008,401
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	8,240,000	6,541,665
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	7,090,000	2,859,831
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,725,000	1,886,678
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	2,409,000	2,412,385
DISH DBS Corp., 7.75%, 7/01/2026	3,750,000	2,412,121
DISH DBS Corp., 5.25%, 12/01/2026 (n)	4,667,000	3,884,709
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	1,670,860
DISH Network Corp., 11.75%, 11/15/2027 (n)	2,404,000	2,406,233
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	7,318,000	6,819,961
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	6,856,000	6,553,553
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	6,957,000	5,862,921
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	8,803,000	8,246,989
2

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	$14,365,000	$ 12,684,836
		$106,432,091
Chemicals – 2.4%
Chemours Co., 4.625%, 11/15/2029 (n)	$7,974,000	$ 6,984,264
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	4,389,000	3,507,808
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	8,527,000	7,898,782
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	6,451,000	6,172,797
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	7,556,000	7,123,056
SNF Group SACA, 3.375%, 3/15/2030 (n)	9,169,000	7,889,208
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	4,765,000	5,015,191
		$44,591,106
Computer Software – 0.6%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)(w)	$1,107,000	$ 1,130,588
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	4,827,000	4,580,603
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	4,589,000	4,494,323
		$10,205,514
Computer Software - Systems – 1.0%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$3,349,000	$ 3,130,680
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	1,554,000	1,538,938
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	11,428,000	11,320,461
Virtusa Corp., 7.125%, 12/15/2028 (n)	3,340,000	3,165,467
		$19,155,546
Conglomerates – 2.8%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$4,602,000	$ 4,378,632
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	10,877,000	10,256,652
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	5,919,000	6,428,993
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	9,813,000	9,997,222
Gates Corp., 6.875%, 7/01/2029 (n)	3,317,000	3,377,572
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	6,368,000	5,961,702
TriMas Corp., 4.125%, 4/15/2029 (n)	12,290,000	11,348,630
		$51,749,403
Construction – 1.3%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$6,565,000	$ 6,661,834
Empire Communities Corp., 9.75%, 5/01/2029 (n)	4,380,000	4,522,067
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,709,000	2,649,149
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	4,490,000	4,204,517
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	6,394,000	6,087,261
		$24,124,828
Consumer Products – 2.0%
Acushnet Co., 7.375%, 10/15/2028 (n)	$4,420,000	$ 4,608,787
Amer Sports Co., 6.75%, 2/16/2031 (n)	7,585,000	7,544,796
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	3,621,000	3,343,152
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	9,447,000	9,700,491
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	7,943,000	7,765,700
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	4,484,000	3,953,087
		$36,916,013
3

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 3.7%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$10,862,000	$ 10,852,830
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		3,155,000	2,748,933
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		6,222,000	5,152,440
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		1,647,000	1,650,276
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		9,673,000	8,794,942
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		7,902,000	7,951,901
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		5,498,000	5,346,607
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		5,126,000	4,889,917
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		4,493,000	3,088,391
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		4,534,000	3,035,853
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		8,699,000	7,882,456
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		1,662,000	1,710,991
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		5,784,000	5,692,096
			$68,797,633
Containers – 2.1%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$2,167,000	$ 547,167
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		6,915,000	6,158,902
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		10,110,000	9,072,380
Crown Americas LLC, 5.25%, 4/01/2030		4,111,000	4,026,242
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		5,756,000	5,565,204
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		3,363,000	3,311,560
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	3,631,000	3,974,841
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$6,185,000	6,071,821
			$38,728,117
Electronics – 0.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,890,000	$ 2,883,262
Entegris, Inc., 4.375%, 4/15/2028 (n)		4,649,000	4,413,430
Entegris, Inc., 3.625%, 5/01/2029 (n)		3,902,000	3,539,306
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		3,585,000	3,538,211
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		2,499,000	2,322,071
			$16,696,280
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	1,336,000	$ 1,294,068
Energy - Independent – 4.1%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$5,155,000	$ 5,412,293
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		1,755,000	1,895,590
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		4,057,000	4,362,807
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		10,202,000	9,884,508
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		6,102,000	6,127,323
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		4,971,000	5,218,519
Matador Resources Co., 6.875%, 4/15/2028 (n)		6,316,000	6,440,716
Matador Resources Co., 6.5%, 4/15/2032 (n)		2,182,000	2,193,160
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		985,000	997,245
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		8,362,000	8,311,453
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		3,401,000	3,521,342
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)(w)		1,812,000	1,825,633
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		7,164,000	7,495,958
SM Energy Co., 6.5%, 7/15/2028		4,120,000	4,110,258
SM Energy Co., 7%, 8/01/2032 (n)		2,765,000	2,794,974
4

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		$4,605,000	$ 4,684,045
			$75,275,824
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$5,698,000	$ 5,937,156
Entertainment – 3.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$5,289,000	$ 5,340,166
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		9,333,000	9,286,468
Carnival Corp. PLC, 4%, 8/01/2028 (n)		3,434,000	3,249,108
Carnival Corp. PLC, 6%, 5/01/2029 (n)		4,339,000	4,328,457
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	2,598,000	2,906,580
Cinemark USA, Inc., 7%, 8/01/2032 (n)		$3,313,000	3,371,796
Merlin Entertainments, 7.375%, 2/15/2031 (n)		5,154,000	5,338,694
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		6,211,000	6,183,237
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		4,682,000	4,654,528
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		4,324,000	4,307,558
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		4,400,000	4,191,215
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		7,049,000	7,238,173
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		2,142,000	2,129,148
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		6,166,000	6,084,267
			$68,609,395
Financial Institutions – 4.8%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$6,915,454	$ 6,357,446
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		6,605,000	7,048,506
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		5,756,000	6,065,091
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		5,632,000	5,638,218
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		2,149,000	2,164,387
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		6,413,000	6,287,338
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		3,995,000	4,234,724
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		2,203,000	2,271,996
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		8,687,306	8,536,811
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		5,181,000	5,435,833
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		7,209,000	7,633,314
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		1,020,000	1,046,825
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		1,171,000	1,238,944
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		9,643,000	9,571,167
OneMain Finance Corp., 7.125%, 3/15/2026		7,359,000	7,484,942
OneMain Finance Corp., 5.375%, 11/15/2029		3,797,000	3,648,819
OneMain Finance Corp., 7.5%, 5/15/2031		3,864,000	3,973,243
			$88,637,604
Food & Beverages – 3.2%
B&G Foods, Inc., 8%, 9/15/2028 (n)		$6,508,000	$ 6,635,904
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		3,856,000	3,996,586
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		4,567,000	4,764,198
Performance Food Group Co., 5.5%, 10/15/2027 (n)		7,373,000	7,274,577
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		5,484,000	5,429,733
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		8,536,000	7,952,285
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		9,662,000	8,997,557
TreeHouse Foods, Inc., 4%, 9/01/2028		4,360,000	3,933,587
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		9,345,000	8,948,235
5

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		$2,034,000	$ 1,858,118
			$59,790,780
Gaming & Lodging – 4.2%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$6,150,000	$ 6,344,186
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		4,714,000	4,815,159
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		5,873,000	5,864,461
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		11,178,000	10,959,803
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	2,922,000	3,233,961
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$762,000	775,769
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		11,549,000	11,166,164
Las Vegas Sands Corp., 6.2%, 8/15/2034		2,551,000	2,580,334
Studio City Finance Ltd., 5%, 1/15/2029 (n)		3,468,000	3,089,820
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		9,795,000	9,241,980
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		7,553,000	7,208,302
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		3,244,000	3,072,470
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		6,927,000	6,668,085
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		2,703,000	2,817,773
			$77,838,267
Industrial – 1.7%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$2,900,000	$ 2,864,954
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		4,435,000	4,493,502
APi Escrow Corp., 4.75%, 10/15/2029 (n)		9,580,000	9,115,610
Artera Services LLC, 8.5%, 2/15/2031 (n)		4,604,000	4,720,325
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		8,482,000	8,071,448
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)		2,795,000	2,846,119
			$32,111,958
Insurance - Property & Casualty – 3.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$3,241,000	$ 3,296,188
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		1,108,000	1,044,237
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		4,360,000	4,327,286
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		6,574,000	6,294,977
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		4,668,000	4,752,183
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		6,102,000	5,753,628
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		6,970,000	7,069,085
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		5,442,000	5,183,829
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		7,733,000	7,973,761
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		3,620,000	3,631,761
Hub International Ltd., 5.625%, 12/01/2029 (n)		2,709,000	2,601,149
Hub International Ltd., 7.25%, 6/15/2030 (n)		7,924,000	8,172,647
Hub International Ltd., 7.375%, 1/31/2032 (n)		3,927,000	4,036,548
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		6,969,000	7,150,961
			$71,288,240
Machinery & Tools – 0.9%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$10,966,000	$ 11,530,793
Terex Corp., 5%, 5/15/2029 (n)		4,530,000	4,353,479
			$15,884,272
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$8,775,000	$ 9,148,806
6

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 6.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$7,225,000	$ 6,549,749
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	10,499,000	10,108,531
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	4,589,000	4,714,834
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	10,079,000	9,323,872
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	4,010,000	4,012,486
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	4,295,000	3,259,053
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	10,796,000	9,414,901
Concentra, Inc., 6.875%, 7/15/2032 (n)	4,423,000	4,557,085
Encompass Health Corp., 5.75%, 9/15/2025	1,349,000	1,347,183
Encompass Health Corp., 4.75%, 2/01/2030	6,647,000	6,336,443
Encompass Health Corp., 4.625%, 4/01/2031	2,206,000	2,055,114
IQVIA, Inc., 5%, 5/15/2027 (n)	9,830,000	9,648,756
IQVIA, Inc., 6.5%, 5/15/2030 (n)	4,200,000	4,321,468
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	2,841,000	3,096,170
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	3,548,000	3,982,112
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	4,383,000	4,651,598
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	5,027,000	5,191,619
Tenet Healthcare Corp., 6.125%, 10/01/2028	4,557,000	4,568,404
Tenet Healthcare Corp., 4.375%, 1/15/2030	3,572,000	3,350,802
Tenet Healthcare Corp., 6.125%, 6/15/2030	6,621,000	6,645,909
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	4,372,000	4,334,740
		$111,470,829
Medical Equipment – 1.1%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$5,789,000	$ 6,252,982
Medline Borrower LP, 3.875%, 4/01/2029 (n)	2,747,000	2,563,541
Medline Borrower LP, 5.25%, 10/01/2029 (n)	8,038,000	7,769,490
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	4,404,000	4,493,578
		$21,079,591
Metals & Mining – 2.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$5,859,000	$ 5,267,214
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,049,000	15,409,873
Novelis Corp., 3.25%, 11/15/2026 (n)	5,233,000	4,978,621
Novelis Corp., 4.75%, 1/30/2030 (n)	6,623,000	6,257,861
Novelis Corp., 3.875%, 8/15/2031 (n)	3,282,000	2,883,185
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	3,109,340	2,269,818
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	4,580,000	4,696,144
		$41,762,716
Midstream – 5.6%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$6,154,000	$ 5,752,818
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	8,299,000	7,651,410
EQM Midstream Partners LP, 5.5%, 7/15/2028	9,372,000	9,325,453
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)	2,179,000	2,224,376
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	7,380,000	7,305,379
NuStar Logistics LP, 6.375%, 10/01/2030	6,665,000	6,802,160
Prairie Acquiror LP, 9%, 8/01/2029 (n)	2,731,000	2,815,890
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	2,760,000	2,714,668
Sunoco LP, 7.25%, 5/01/2032 (n)	6,627,000	6,889,112
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	9,348,000	9,019,424
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	3,176,000	3,217,658
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	6,043,000	5,587,239
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	2,732,000	2,805,769
7

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		$5,832,000	$ 5,301,578
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		7,307,000	7,609,782
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		5,961,000	6,631,549
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		2,765,000	2,793,876
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		8,844,000	9,293,873
			$103,742,014
Network & Telecom – 0.6%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$921,000	$ 922,907
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,862,000	7,882,570
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)	EUR	2,469,000	2,748,924
			$11,554,401
Oil Services – 0.9%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$3,380,000	$ 3,441,512
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		5,532,000	5,643,746
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		6,480,000	6,594,560
			$15,679,818
Pharmaceuticals – 0.8%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$2,717,000	$ 2,575,876
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		2,589,000	1,993,789
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,314,000	1,168,570
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		4,302,000	4,041,813
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		6,184,000	5,691,115
			$15,471,163
Pollution Control – 0.7%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$6,162,000	$ 5,792,231
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		1,775,000	1,825,258
Stericycle, Inc., 3.875%, 1/15/2029 (n)		5,729,000	5,446,863
			$13,064,352
Precious Metals & Minerals – 0.9%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$2,212,000	$ 2,066,803
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		6,698,000	6,515,031
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		7,689,000	7,392,524
			$15,974,358
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$4,418,000	$ 4,418,795
Real Estate - Other – 1.1%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$5,528,000	$ 5,223,439
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,142,000	9,439,307
XHR LP, REIT, 4.875%, 6/01/2029 (n)		6,859,000	6,472,288
			$21,135,034
8

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.6%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$3,342,000	$ 3,376,129
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		3,842,000	3,426,966
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		5,558,000	4,931,480
			$11,734,575
Retailers – 1.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$5,003,000	$ 4,674,890
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		6,494,000	6,342,734
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	3,305,000	2,798,874
Parkland Corp., 4.625%, 5/01/2030 (n)		$10,054,000	9,347,433
Penske Automotive Group Co., 3.75%, 6/15/2029		7,432,000	6,789,255
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		3,994,000	3,313,226
			$33,266,412
Specialty Stores – 0.7%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$3,722,000	$ 2,753,284
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		3,956,000	2,273,859
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		8,370,000	8,123,681
			$13,150,824
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$7,278,000	$ 7,469,194
Telecommunications - Wireless – 1.4%
Altice France S.A., 5.5%, 1/15/2028 (n)		$4,925,000	$ 3,605,602
Altice France S.A., 5.125%, 7/15/2029 (n)		1,913,000	1,341,577
SBA Communications Corp., 3.875%, 2/15/2027		5,101,000	4,911,234
SBA Communications Corp., 3.125%, 2/01/2029		10,439,000	9,451,030
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	597,000	658,218
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$5,532,000	5,643,332
			$25,610,993
Transportation - Services – 0.4%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	6,575,000	$ 6,994,797
Utilities - Electric Power – 3.5%
Calpine Corp., 4.5%, 2/15/2028 (n)		$9,048,000	$ 8,667,507
Calpine Corp., 5.125%, 3/15/2028 (n)		5,693,000	5,513,776
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		4,755,000	4,564,535
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		12,601,000	11,160,430
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		1,626,000	1,417,920
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		728,000	723,447
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		6,962,000	6,666,451
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		4,030,000	4,186,081
PG&E Corp., 5.25%, 7/01/2030		4,389,000	4,241,064
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		5,809,000	5,792,701
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		8,818,000	8,497,596
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		4,171,000	3,872,626
			$65,304,134
9

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	2,556,000	$ 2,455,030
EP Infrastructure A.S., 1.816%, 3/02/2031		748,000	663,720
			$3,118,750
Total Bonds (Identified Cost, $1,753,489,395)			$1,732,808,936
Exchange-Traded Funds – 1.0%
Equity ETFs – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $18,472,730)		236,200	$ 18,551,148
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		57,908	$ 2,128,119
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		3,250	$ 739,602
Total Common Stocks (Identified Cost, $3,076,608)			$2,867,721
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	62,563	$ 22,118

Investment Companies (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $76,925,178)	76,923,717	$ 76,931,409
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500 (Premiums Paid, $1,267,143)	Put	Exchange Traded	$ 39,904,369	177	$70,800
Other Assets, Less Liabilities – 1.2%					22,713,584
Net Assets – 100.0%					$1,853,965,716
10

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $76,931,409 and $1,754,320,723, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,576,484,687, representing 85.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	1,191,405	USD	1,529,042	JPMorgan Chase Bank N.A.	10/18/2024	$3,504
GBP	1,496,712	USD	1,923,323	State Street Bank Corp.	10/18/2024	1,950
USD	29,347,095	EUR	26,839,406	HSBC Bank	10/18/2024	191,404
USD	651,283	EUR	597,000	State Street Bank Corp.	10/18/2024	2,761
USD	4,033,822	GBP	3,103,985	Merrill Lynch International	10/18/2024	41,058
						$240,677
Liability Derivatives
GBP	864,485	USD	1,118,281	HSBC Bank	10/18/2024	$(6,264)
See Notes to Financial Statements
11

MFS High Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,776,305,876)	$1,754,320,723
Investments in affiliated issuers, at value (identified cost, $76,925,178)	76,931,409
Cash	258,383
Receivables for
Forward foreign currency exchange contracts	240,677
Investments sold	3,174,761
Fund shares sold	1,483,535
Interest and dividends	27,165,105
Other assets	46,899
Total assets	$1,863,621,492
Liabilities
Payables for
Distributions	$117,099
Forward foreign currency exchange contracts	6,264
Investments purchased	1,664,443
When-issued investments purchased	5,685,000
Fund shares reacquired	1,786,582
Payable to affiliates
Investment adviser	44,513
Administrative services fee	1,492
Shareholder servicing costs	195,832
Distribution and service fees	9,973
Payable for independent Trustees' compensation	282
Accrued expenses and other liabilities	144,296
Total liabilities	$9,655,776
Net assets	$1,853,965,716
Net assets consist of
Paid-in capital	$2,119,667,498
Total distributable earnings (loss)	(265,701,782)
Net assets	$1,853,965,716
Shares of beneficial interest outstanding	601,633,164
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$681,873,425	221,168,453	$3.08
Class B	1,811,344	586,771	3.09
Class C	9,661,052	3,124,502	3.09
Class I	127,952,736	41,631,305	3.07
Class R1	826,272	267,791	3.09
Class R2	1,361,676	444,077	3.07
Class R3	700,223	227,828	3.07
Class R4	183,207	59,295	3.09
Class R6	1,029,595,781	334,123,142	3.08
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.22 [100 / 95.75 x $3.08]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

MFS High Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/24 (unaudited) Net investment income (loss)
Income
Interest	$58,145,576
Dividends from affiliated issuers	2,067,403
Other	879,488
Dividends	829,045
Total investment income	$61,921,512
Expenses
Management fee	$4,085,719
Distribution and service fees	893,143
Shareholder servicing costs	559,307
Administrative services fee	133,078
Independent Trustees' compensation	16,844
Custodian fee	49,704
Shareholder communications	54,462
Audit and tax fees	49,493
Legal fees	4,502
Miscellaneous	120,859
Total expenses	$5,967,111
Fees paid indirectly	(3,027)
Reduction of expenses by investment adviser and distributor	(117,901)
Net expenses	$5,846,183
Net investment income (loss)	$56,075,329
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(16,224,881)
Affiliated issuers	(667)
Forward foreign currency exchange contracts	76,682
Foreign currency	(58,109)
Net realized gain (loss)	$(16,206,975)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$30,897,300
Affiliated issuers	833
Forward foreign currency exchange contracts	104,183
Translation of assets and liabilities in foreign currencies	1,106
Net unrealized gain (loss)	$31,003,422
Net realized and unrealized gain (loss)	$14,796,447
Change in net assets from operations	$70,871,776
See Notes to Financial Statements
13

MFS High Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24
Change in net assets
From operations
Net investment income (loss)	$56,075,329	$100,990,610
Net realized gain (loss)	(16,206,975)	(71,085,577)
Net unrealized gain (loss)	31,003,422	108,668,301
Change in net assets from operations	$70,871,776	$138,573,334
Total distributions to shareholders	$(57,215,462)	$(104,124,037)
Change in net assets from fund share transactions	$57,490,159	$(5,174,694)
Total change in net assets	$71,146,473	$29,274,603
Net assets
At beginning of period	1,782,819,243	1,753,544,640
At end of period	$1,853,965,716	$1,782,819,243
See Notes to Financial Statements
14

MFS High Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.14	$0.13	$0.14	$0.15
Net realized and unrealized gain (loss)	0.02	0.06	(0.30)	(0.11)	0.01	0.15
Total from investment operations	$0.11	$0.23	$(0.16)	$0.02	$0.15	$0.30
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.17)	$(0.15)	$(0.15)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$3.08	$3.06	$3.00	$3.31	$3.44	$3.44
Total return (%) (r)(s)(t)(x)	3.78(n)	8.13	(4.60)	0.48	4.71	9.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.88	0.89	0.90	0.93	0.94
Expenses after expense reductions (f)	0.86(a)	0.87	0.87	0.89	0.91	0.92
Net investment income (loss)	6.04(a)	5.68	4.69	3.88	4.34	4.46
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$681,873	$659,654	$625,602	$679,622	$612,075	$552,035
Class B	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.45	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.12	$0.11	$0.12	$0.13
Net realized and unrealized gain (loss)	0.03	0.06	(0.30)	(0.12)	0.00(w)	0.15
Total from investment operations	$0.11	$0.21	$(0.18)	$(0.01)	$0.12	$0.28
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.13)	$(0.12)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$3.09	$3.06	$3.00	$3.31	$3.44	$3.45
Total return (%) (r)(s)(t)(x)	3.73(n)	7.34	(5.31)	(0.28)	3.62	8.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.64	1.65	1.68	1.69
Expenses after expense reductions (f)	1.61(a)	1.62	1.62	1.64	1.67	1.68
Net investment income (loss)	5.30(a)	4.93	3.91	3.15	3.63	3.72
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$1,811	$2,315	$2,986	$4,729	$6,914	$10,650

See Notes to Financial Statements
15

MFS High Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.07	$3.01	$3.32	$3.45	$3.45	$3.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.12	$0.11	$0.12	$0.13
Net realized and unrealized gain (loss)	0.02	0.06	(0.30)	(0.12)	0.01	0.14
Total from investment operations	$0.10	$0.21	$(0.18)	$(0.01)	$0.13	$0.27
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.13)	$(0.12)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$3.09	$3.07	$3.01	$3.32	$3.45	$3.45
Total return (%) (r)(s)(t)(x)	3.39(n)	7.32	(5.29)	(0.27)	3.93	8.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.64	1.65	1.68	1.69
Expenses after expense reductions (f)	1.61(a)	1.62	1.62	1.64	1.67	1.68
Net investment income (loss)	5.29(a)	4.93	3.92	3.15	3.61	3.72
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$9,661	$9,778	$11,888	$16,636	$21,918	$27,415
Class I	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.05	$2.99	$3.30	$3.43	$3.43	$3.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.15	$0.14	$0.15	$0.16
Net realized and unrealized gain (loss)	0.02	0.07	(0.30)	(0.11)	0.01	0.15
Total from investment operations	$0.12	$0.24	$(0.15)	$0.03	$0.16	$0.31
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.16)	$(0.16)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.07	$3.05	$2.99	$3.30	$3.43	$3.43
Total return (%) (r)(s)(t)(x)	3.91(n)	8.41	(4.38)	0.71	4.97	9.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63(a)	0.63	0.63	0.65	0.68	0.69
Expenses after expense reductions (f)	0.61(a)	0.62	0.62	0.64	0.66	0.68
Net investment income (loss)	6.29(a)	5.91	4.93	4.13	4.55	4.67
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$127,953	$127,672	$189,210	$208,682	$216,905	$147,591

See Notes to Financial Statements
16

MFS High Income Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.12	$0.11	$0.12	$0.13
Net realized and unrealized gain (loss)	0.03	0.06	(0.30)	(0.12)	0.01	0.14
Total from investment operations	$0.11	$0.21	$(0.18)	$(0.01)	$0.13	$0.27
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.13)	$(0.12)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$3.09	$3.06	$3.00	$3.31	$3.44	$3.44
Total return (%) (r)(s)(t)(x)	3.74(n)	7.33	(5.32)	(0.28)	3.92	8.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.64	1.65	1.68	1.69
Expenses after expense reductions (f)	1.61(a)	1.62	1.62	1.64	1.67	1.68
Net investment income (loss)	5.29(a)	4.93	3.94	3.14	3.60	3.71
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$826	$775	$695	$946	$957	$963
Class R2	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.04	$2.98	$3.29	$3.43	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.13	$0.13	$0.14	$0.14
Net realized and unrealized gain (loss)	0.03	0.07	(0.29)	(0.13)	(0.01)	0.15
Total from investment operations	$0.12	$0.23	$(0.16)	$0.00	$0.13	$0.29
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.17)	$(0.15)	$(0.14)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$3.07	$3.04	$2.98	$3.29	$3.43	$3.44
Total return (%) (r)(s)(t)(x)	4.00(n)	7.88	(4.90)	(0.09)	4.14	8.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13(a)	1.13	1.14	1.16	1.18	1.19
Expenses after expense reductions (f)	1.11(a)	1.12	1.12	1.15	1.17	1.18
Net investment income (loss)	5.80(a)	5.43	4.44	3.67	4.10	4.21
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$1,362	$1,485	$1,606	$2,029	$13,943	$15,270

See Notes to Financial Statements
17

MFS High Income Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.05	$2.99	$3.30	$3.43	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.14	$0.13	$0.14	$0.15
Net realized and unrealized gain (loss)	0.02	0.06	(0.30)	(0.11)	0.00(w)	0.15
Total from investment operations	$0.11	$0.23	$(0.16)	$0.02	$0.14	$0.30
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.17)	$(0.15)	$(0.15)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$3.07	$3.05	$2.99	$3.30	$3.43	$3.44
Total return (%) (r)(s)(t)(x)	3.79(n)	8.14	(4.63)	0.46	4.40	9.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.88	0.89	0.90	0.93	0.94
Expenses after expense reductions (f)	0.86(a)	0.87	0.87	0.89	0.92	0.93
Net investment income (loss)	6.05(a)	5.68	4.60	3.90	4.31	4.47
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$700	$909	$1,295	$2,574	$2,929	$2,255
Class R4	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.15	$0.14	$0.15	$0.16
Net realized and unrealized gain (loss)	0.03	0.06	(0.30)	(0.11)	0.01	0.15
Total from investment operations	$0.13	$0.24	$(0.15)	$0.03	$0.16	$0.31
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.16)	$(0.16)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.09	$3.06	$3.00	$3.31	$3.44	$3.44
Total return (%) (r)(s)(t)(x)	4.24(n)	8.39	(4.35)	0.72	4.97	9.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63(a)	0.63	0.64	0.65	0.68	0.69
Expenses after expense reductions (f)	0.61(a)	0.62	0.62	0.64	0.67	0.68
Net investment income (loss)	6.32(a)	5.93	4.95	4.15	4.63	4.68
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$183	$415	$362	$371	$555	$796

See Notes to Financial Statements
18

MFS High Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.15	$0.15	$0.16	$0.16
Net realized and unrealized gain (loss)	0.02	0.06	(0.30)	(0.12)	0.00(w)	0.15
Total from investment operations	$0.12	$0.24	$(0.15)	$0.03	$0.16	$0.31
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.16)	$(0.16)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.08	$3.06	$3.00	$3.31	$3.44	$3.44
Total return (%) (r)(s)(t)(x)	3.97(n)	8.52	(4.25)	0.84	5.08	9.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.52	0.52	0.54	0.57	0.58
Expenses after expense reductions (f)	0.50(a)	0.51	0.51	0.53	0.56	0.57
Net investment income (loss)	6.40(a)	6.04	5.05	4.25	4.69	4.82
Portfolio turnover rate	27(n)	48	33	64	50	58
Net assets at end of period (000 omitted)	$1,029,596	$979,817	$919,902	$1,048,137	$1,123,867	$942,482
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS High Income Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
20

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$18,551,148	$70,800	$739,602	$19,361,550
Luxembourg	—	2,128,119	—	2,128,119
United Kingdom	—	22,118	—	22,118
Non - U.S. Sovereign Debt	—	1,294,068	—	1,294,068
U.S. Corporate Bonds	—	1,414,657,355	—	1,414,657,355
Commercial Mortgage-Backed Securities	—	359	—	359
Foreign Bonds	—	316,857,154	—	316,857,154
Mutual Funds	76,931,409	—	—	76,931,409
Total	$95,482,557	$1,735,029,973	$739,602	$1,831,252,132
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$240,677	$—	$240,677
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,264)	—	(6,264)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/24	$1,645,052
Change in unrealized appreciation or depreciation	(905,450)
Balance as of 7/31/24	$739,602
 At July 31, 2024, the fund held one level 3 security.
21

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$70,800	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	240,677	(6,264)
Total		$311,477	$(6,264)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$76,682
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$104,183	$—
Equity	—	(419,490)
Total	$104,183	$(419,490)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
22

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
23

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/24
Ordinary income (including any short-term capital gains)	$104,124,037
The federal tax cost and the tax basis components of distributable earnings were as follows:
24

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
As of 7/31/24
Cost of investments	$1,862,106,217
Gross appreciation	30,233,537
Gross depreciation	(61,087,622)
Net unrealized appreciation (depreciation)	$(30,854,085)
As of 1/31/24
Undistributed ordinary income	6,688,932
Capital loss carryforwards	(215,570,439)
Other temporary differences	(8,961,720)
Net unrealized appreciation (depreciation)	(61,514,869)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(24,623,902)
Long-Term	(190,946,537)
Total	$(215,570,439)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/24	Year ended 1/31/24
Class A	$20,335,700	$36,868,951
Class B	57,259	133,055
Class C	268,988	557,765
Class I	3,990,139	8,617,330
Class R1	21,428	36,949
Class R2	43,103	82,056
Class R3	22,691	58,047
Class R4	9,044	21,868
Class R6	32,467,110	57,748,016
Total	$57,215,462	$104,124,037
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
25

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until May 31, 2025. For the six months ended July 31, 2024, this management fee reduction amounted to $116,983, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2024 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,362 for the six months ended July 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 824,375
Class B	0.75%	0.25%	1.00%	1.00%	10,564
Class C	0.75%	0.25%	1.00%	1.00%	49,697
Class R1	0.75%	0.25%	1.00%	1.00%	3,948
Class R2	0.25%	0.25%	0.50%	0.50%	3,638
Class R3	—	0.25%	0.25%	0.25%	921
Total Distribution and Service Fees					$893,143
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2024, this rebate amounted to $918 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2024, were as follows:
Amount
Class A	$12,067
Class B	292
Class C	158
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2024, the fee was $94,585, which equated to 0.0105% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $464,722.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2024 was equivalent to an annual effective rate of 0.0148% of the fund's average daily net assets.
26

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $928 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $282 at July 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended July 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $541,194,863 and $467,010,660, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/24		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,487,713	$53,335,640	32,906,809	$97,748,923
Class B	11,407	34,791	41,018	123,801
Class C	730,231	2,231,881	855,472	2,563,892
Class I	5,528,065	16,812,214	14,751,784	43,491,363
Class R1	11,312	34,505	30,778	92,265
Class R2	22,781	69,136	36,749	108,254
Class R3	48,616	148,869	56,541	166,675
Class R4	4,994	15,239	20,211	60,740
Class R6	16,265,110	49,601,654	31,948,406	95,106,948
	40,110,229	$122,283,929	80,647,768	$239,462,861
Shares issued to shareholders in reinvestment of distributions
Class A	6,543,828	$19,947,966	12,126,417	$36,021,744
Class B	18,176	55,483	43,013	127,859
Class C	84,603	258,733	182,253	543,056
Class I	1,264,480	3,844,027	2,529,275	7,487,313
Class R1	7,022	21,428	12,416	36,937
Class R2	14,213	43,100	27,775	82,052
Class R3	7,465	22,686	19,570	57,975
Class R4	2,953	9,010	7,354	21,867
Class R6	10,598,223	32,307,221	19,346,197	57,466,471
	18,540,963	$56,509,654	34,294,270	$101,845,274
27

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/24		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(18,404,655)	$(56,107,430)	(38,164,982)	$(113,144,522)
Class B	(198,179)	(605,168)	(323,278)	(953,524)
Class C	(875,729)	(2,676,800)	(1,806,183)	(5,407,020)
Class I	(7,010,251)	(21,231,076)	(38,737,942)	(114,134,783)
Class R1	(3,546)	(10,849)	(21,762)	(65,749)
Class R2	(80,754)	(245,325)	(115,257)	(338,280)
Class R3	(125,951)	(378,242)	(211,169)	(623,272)
Class R4	(84,062)	(255,204)	(12,774)	(37,538)
Class R6	(13,055,191)	(39,793,330)	(37,975,431)	(111,778,141)
	(39,838,318)	$(121,303,424)	(117,368,778)	$(346,482,829)
Net change
Class A	5,626,886	$17,176,176	6,868,244	$20,626,145
Class B	(168,596)	(514,894)	(239,247)	(701,864)
Class C	(60,895)	(186,186)	(768,458)	(2,300,072)
Class I	(217,706)	(574,835)	(21,456,883)	(63,156,107)
Class R1	14,788	45,084	21,432	63,453
Class R2	(43,760)	(133,089)	(50,733)	(147,974)
Class R3	(69,870)	(206,687)	(135,058)	(398,622)
Class R4	(76,115)	(230,955)	14,791	45,069
Class R6	13,808,142	42,115,545	13,319,172	40,795,278
	18,812,874	$57,490,159	(2,426,740)	$(5,174,694)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 15%, 14%, 8%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.  In addition, the MFS Lifetime 2045 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2024, the fund’s commitment fee and interest expense were $4,246 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
28

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$100,708,608	$225,466,913	$249,244,278	$(667)	$833	$76,931,409
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,067,403	$—
29

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
30

MFS High Income Fund
Board Review of Investment Advisory Agreement
MFS High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
31

MFS High Income Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
32

MFS Municipal High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal High Income Fund
Portfolio of Investments − 7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.1%
Alabama – 1.7%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	$13,500,000	$ 14,993,363
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,705,000	1,572,606
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,616,260
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,686,586
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,525,000	6,125,536
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,435,910
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	5,175,000	5,503,364
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	1,270,000	1,339,403
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	831,600
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	873,600
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,165,000	2,326,686
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,820,000	1,985,434
Jefferson County, AL, Sewer Rev. Warrants, 5.25%, 10/01/2049	7,985,000	8,610,556
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	6,425,000	7,020,862
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 4.75%, 7/01/2064	795,000	788,455
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5.25%, 7/01/2064	775,000	822,567
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	4,200,000	4,487,650
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (Prerefunded 5/01/2025) (z)	1,119,340	1,172,226
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2031	1,565,000	1,155,472
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2033	1,395,000	973,790
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	1,800,000	1,092,948
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049	3,500,000	2,089,370
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	4,980,000	5,351,464
		$74,855,708
Alaska – 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$ 880,389
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,277,609
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	61,290,000	8,088,558
		$10,246,556
Arizona – 3.4%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4%, 7/01/2029 (n)	$700,000	$ 695,520
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	870,000	881,571
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	122,497
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	1,395,000	1,383,083
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	446,691
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	2,185,000	2,148,133
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	410,000	418,232
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	1,140,000	1,142,575
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,085,833
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,076,850
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,235,676
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	456,152
MMHFS-SEM

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	$740,000	$ 737,921
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	1,970,000	1,943,943
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	780,526
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	767,836
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	725,278
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	441,671
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	444,751
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	375,000	383,141
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	475,000	481,379
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	665,000	672,221
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 4%, 12/15/2030 (n)	2,190,000	2,138,815
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	992,101
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	3,200,000	3,094,963
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	835,000	830,868
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,300,229
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,351,221
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	1,285,000	1,307,588
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,854,135
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,146,731
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Northern Nevada Project), “A”, 4.5%, 7/15/2029	250,000	239,439
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	595,000	546,765
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	1,090,000	980,698
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	435,000	357,551
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	355,000	346,631
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	340,000	342,886
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	600,000	583,951
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	2,271,039
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	245,000	237,559
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	251,133
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	296,729
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,649,667
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,143,115
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,005,000	918,705
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	986,515
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	5,434,911
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	389,088

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2046	$345,000	$ 300,166
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	483,647
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	812,990
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	435,379
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	215,161
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	394,582
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049	705,000	718,181
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	599,992
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	907,952
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	1,115,000	1,151,774
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	2,660,000	2,693,833
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	796,322
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,310,379
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,681,505
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	2,070,000	2,083,113
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	704,434
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	3,067,035
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,770,374
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,358,301
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	819,166
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	661,546
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	3,969,670
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,235,157
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,442,969
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,577,446
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	3,970,494
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	2,605,000	2,153,269
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	8,630,000	6,487,769
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	2,377,724
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	6,521,956
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	540,000	551,107
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,340,976
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,091,175
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	500,000	514,687
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	555,000	566,446
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	630,000	633,685

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	$655,000	$ 655,582
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	450,389
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,415,320
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,193,999
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,464,230
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	636,457
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	547,910
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,735,549
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	1,825,000	1,990,545
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	5,160,000	5,582,496
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	2,320,000	2,515,271
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,250,000	1,262,680
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,171,683
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	1,440,000	1,477,301
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	1,095,000	1,120,043
		$150,084,330
Arkansas – 0.3%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$ 792,125
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,619,991
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	165,968
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	661,888
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	528,164
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	575,551
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	153,939
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	416,743
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	172,532
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,235,000	846,560
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	611,910
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,279,493
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	4,510,000	4,533,902
		$13,358,766
California – 6.2%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$25,510,000	$ 27,341,567
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,570,000	8,335,285
California Community College Financing Authority, Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	12,810,000	13,070,269
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,855,000	6,273,306

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	$8,155,000	$ 1,784,126
California Housing Finance Agency Municipal Certificates, “X”, 0.767%, 8/20/2036 (i)(n)	26,417,253	1,327,472
California Housing Finance Agency Municipal Certificates, “X”, 0.297%, 9/20/2036 (i)	146,163,443	3,518,666
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,396,315
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	5,470,000	5,474,647
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,379,770
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,265,027
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	209,104
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	6,550,000	5,908,061
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,325,000	1,985,119
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	700,000	694,964
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,607,813
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,370,000	3,595,863
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	2,022,817
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,237,832
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	3,031,581
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	30,375
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	153,968
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,637,937	1,264
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	442,196
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	436,781
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,672,907
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	4,770,000	4,465,364
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	2,350,000	2,138,550
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,945,000	3,533,776
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,200,000	2,163,842
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	980,000	965,209
California Public Finance Authority, Senior Living Rev., Bond Anticipation Notes (Kendal at Ventura Project), Capital Appreciation, “A”, 0%, 5/15/2028 (n)	7,490,000	8,618,461
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	51,008
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	625,000	628,372
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	1,145,000	948,462
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,325,000	1,200,609
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5%, 7/01/2042 (n)	1,610,000	1,647,869
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.25%, 7/01/2052 (n)	2,000,000	2,044,151
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.375%, 7/01/2056 (n)	995,000	1,020,608
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.5%, 7/01/2062 (n)	1,775,000	1,825,605
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,153,301
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	756,156
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	115,000	114,901
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	575,311
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	545,304
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,320,738
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	430,000	430,172
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	3,360,000	2,983,591
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	760,000	748,758
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	945,000	926,367

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	$1,370,000	$ 1,410,780
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,603,383
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,060,264
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,337,040
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,635,000	2,845,131
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,515,000	2,729,698
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	781,231
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,316,650
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,040,435
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,875,323
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	880,000	903,780
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	743,893
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,584,022
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,295,408
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	2,015,569
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	8,800,000	7,499,119
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	20,755,000	19,737,347
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,611,066
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,436,790
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	1,080,000	872,294
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,215,669
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,635,762
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	380,000	380,000
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	187,435
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	91,432
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	180,000	164,577
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	245,582
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	170,000	146,487
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	196,446
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	170,000	141,273
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	9,590,107
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	940,000	747,913
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	3,085,059
San Francisco, CA, City & County Airports Commission Refunding Rev., “C”, 5.75%, 5/01/2048	5,135,000	5,762,828
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	7,115,000	7,973,943
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	5,285,000	5,897,204
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	225,125
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,669,074
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	8,810,000	8,586,553
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	8,655,032
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	6,240,800
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,665,000	3,119,458
		$272,660,562

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – 1.8%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$90,000	$ 93,195
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	896,908
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	560,132
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	395,004
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	420,000	420,199
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,120,142
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	490,642
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	350,326
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	350,319
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,770,406
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,530,191
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	3,879,669
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	303,153
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	353,921
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	368,061
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,016,663
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,679,693
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	459,238
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	806,596
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	172,140
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	165,118
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	309,696
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	519,006
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2052	750,000	759,620
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2057	1,750,000	1,770,077
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2062	2,200,000	2,217,913
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	450,000	429,671
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	517,725
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	562,681
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,517,780
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	2,428,136
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,330,888
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	3,210,000	3,553,487
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,870,000	5,233,211
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,880,000	3,606,898
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2041	1,375,000	1,264,015
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2048	2,600,000	2,230,743
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, 4.75%, 5/01/2049 (u)	3,945,000	3,991,559
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	3,360,000	3,279,677
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	3,150,000	3,019,085
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	686,601
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,823,517
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,601,112

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	$3,660,000	$ 3,660,708
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	795,381
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)	14,945,000	12,175,014
		$80,465,917
Connecticut – 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 5.25%, 7/15/2048	$1,790,000	$ 1,934,353
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 4.25%, 7/15/2053	2,055,000	2,057,008
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	900,000	889,918
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,092,086
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,551,623
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	500,000	497,871
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,364,092
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,413,949
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,120,000	2,194,808
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,740,000	5,947,388
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	18,095,000	18,144,166
Norwalk, CT, Housing Authority Multi-Family Bonds (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	1,820,000	1,825,912
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	155,000	150,573
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	239,415
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	268,221
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044	395,000	415,521
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	729,607
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	690,000	737,989
		$50,454,500
Delaware – 0.4%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	$1,030,000	$ 1,031,363
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	1,210,000	1,211,601
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	625,322
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	929,832
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,635,160
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,288,629
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,126,812
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2040	750,000	761,217
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	1,027,827
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	895,000	892,246
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,151,809
		$15,681,818
District of Columbia – 0.7%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$2,090,000	$ 2,105,602
District of Columbia Rev. (Rocketship D.C.), “A”, 5.625%, 6/01/2044 (n)	750,000	779,415
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	1,330,000	1,298,412
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2051 (n)	1,000,000	969,705
District of Columbia Rev. (Rocketship D.C.), “A”, 5.75%, 6/01/2054 (n)	500,000	515,015

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – continued
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$1,680,000	$ 1,610,140
District of Columbia Rev. (Rocketship D.C.), “A”, 6%, 6/01/2058 (n)	305,000	317,782
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2061 (n)	1,100,000	1,036,501
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,635,000	1,635,179
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,605,257
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,720,809
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,267,590	1,299,914
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	745,000	770,888
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,527,449
		$30,192,068
Florida – 6.7%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$645,000	$ 588,077
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	860,000	734,186
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	490,000	495,850
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	860,000	877,331
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	220,000	220,137
Arborwood Community Development District, FL, Capital Improvement Rev., “A-2”, 6.9%, 5/01/2036	10,000	10,004
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	690,308
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	320,111
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)(z)	225,921	6,100
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	225,921	6,100
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	786,707	21,241
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	7,896,896	213,216
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	606,221	16,368
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	658,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	834,816
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	404,798
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,615,000	2,654,407
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	745,000	740,399
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	1,010,223
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,658,504
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	470,000	425,301
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	314,873
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	900,000	822,557
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	222,833
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	475,255
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	470,000	493,105
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	90,000	88,918
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	168,063
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	510,487
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	3,072,837

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	$11,995,000	$ 11,547,597
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	370,000	368,014
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	515,932
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,138,462
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,178,239
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,846,578
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,277,475
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,324,205
Florida Capital Trust Authority, Educational Facilities Rev. (Image School at West Pasco Project), “A”, 6.5%, 12/15/2053 (n)	1,000,000	1,017,583
Florida Capital Trust Authority, Educational Facilities Rev. (Image School at West Pasco Project), “A”, 6.5%, 12/15/2058 (n)	2,000,000	2,029,912
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 5.625%, 6/15/2044	410,000	427,283
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6%, 6/15/2054	655,000	686,280
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	165,000	154,123
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	866,436
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,185,327
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	2,016,943
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	538,800
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	622,082
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,343,752
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,138,363
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,662,704
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “A”, 6.125%, 6/15/2044	9,870,000	9,876,646
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	240,000	230,964
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	550,000	530,431
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	1,080,000	984,614
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	173,029
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	291,483
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	379,897
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	228,172
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	203,316
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	237,650
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,537,176
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,392,475
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	560,000	570,670
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	335,708
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	11,890,000	11,203,152
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,905,000	2,630,764
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,655,000	3,652,772
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	2,326,921
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,855,000	3,066,618
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	7,212,445
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	619,198
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	1,420,000	1,448,660
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	835,000	852,302
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	1,290,000	1,311,711
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,102,106
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,413,921
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,901,208
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,237,912

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	$3,480,000	$ 3,058,400
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,230,650
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	3,475,000	3,464,251
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,995,000	3,872,471
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	1,520,000	1,518,529
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	2,061,754
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,595,000	3,637,439
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,600,000	2,620,285
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,236,144
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	195,000	195,304
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,300,108
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,305,177
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,820,000	2,871,118
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,160,000	1,237,261
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,615,000	1,709,189
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	765,000	766,592
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	595,000	596,315
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	830,000	830,834
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,545,000	3,531,005
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,561,367
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,160,000	1,165,672
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,891,908
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	4,030,000	3,733,508
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,236,632
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,204,367
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	130,000	130,085
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,894,861
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,003,462
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,610,000	1,716,542
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,195,000	1,195,497
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	740,121
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,055,172
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	1,575,000	598,500
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	3,850,000	3,490,576
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	438,959
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	495,933
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	179,438
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	518,856
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	589,496
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	595,262
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	623,398
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	470,217

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	$1,545,000	$ 609,498
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	626,041
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	689,959
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031 (Prerefunded 12/01/2024)	1,000,000	1,005,467
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	955,396
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,233,361
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,020,930
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,701,767
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	1,015,000	1,008,958
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,740,000	1,687,185
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,331,179
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	4,960,000	4,216,733
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,445,560
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	17,206,288
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	915,000	875,870
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	200,000	200,061
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,373,488
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,515,000	2,442,894
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,371,646
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	841,771
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	877,657
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	980,000	1,007,001
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,255,000	1,274,958
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	410,000	412,540
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,990,000	2,094,915
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	370,000	371,168
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	5,175,000	4,425,260
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,925,000	3,335,595
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	5,860,000	4,863,124
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	968,552
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,737,974
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	300,803
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	382,722
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	424,172
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	1,075,195
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	700,000	696,221
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	975,383
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	107,152
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	101,597

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	$120,000	$ 115,441
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	100,486
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	104,585
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	480,153
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	335,266
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	315,212
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	295,404
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,907	229,497
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	155,172
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	145,130
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	315,311
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	935,596
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	5,948,294
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,695,700
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	7,125,000	7,012,010
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	969,895
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,038,072
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	547,090
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	807,770
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	363,320
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	473,217
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	449,400
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	579,380
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	244,139
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	231,167
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,800,000	1,730,696
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,271,583
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	3,965,000	3,982,329
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	575,000	591,605
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	900,000	927,262
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	1,685,000	1,741,611
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	290,000	292,115
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	920,259
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,005,029
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,695,094
		$296,485,402
Georgia – 0.5%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$2,175,000	$ 2,082,514
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	2,003,976
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,813,481
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	570,000	572,550

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	$10,000	$ 10,181
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	975,000	979,099
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	1,060,000	1,060,909
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	820,000	810,753
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,030,000	5,046,181
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,391,516
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	235,000	226,247
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	415,000	396,974
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	285,000	270,160
		$21,664,541
Guam – 0.3%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$1,710,000	$ 1,660,215
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 3.625%, 2/01/2025	390,000	388,293
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,703,603
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,371,973
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	259,191
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	261,340
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	342,091
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2030	125,000	132,263
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,028,647
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	930,000	802,786
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	1,070,000	898,180
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,642,039
		$11,490,621
Hawaii – 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$1,555,000	$ 1,532,365
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,069,556
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	1,018,353
		$3,620,274
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$ 834,950
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	275,000	275,307
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,140,889
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	528,114
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	577,784
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4.75%, 5/01/2054	605,000	605,102
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	705,000	709,616

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Idaho – continued
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	$465,000	$ 493,579
		$5,165,341
Illinois – 8.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$ 11,555,527
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,182,923
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,577,463
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,385,003
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,398,839
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	4,335,000	3,952,930
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,609,820
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,138,740
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,142,565
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,046,810
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	2,700,000	2,861,448
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,900,000	2,931,811
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	20,761,903
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	6,135,000	6,805,339
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,905,000	2,069,700
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	10,385,000	9,063,215
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	5,200,000	5,701,848
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	14,200,000	14,041,321
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	7,627,174
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,184,401
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,817,699
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,171,883
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	2,910,000	2,687,410
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	10,632,074
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	10,700,000	11,816,669
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	4,935,000	5,407,390
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,853,692
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	460,847
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	2,680,000	2,691,509
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	23,735,000	25,353,525
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	8,001,158
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,310,534
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2039	2,380,000	2,385,770
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	824,243
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	500,000	545,059
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	1,630,000	1,638,385
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	1,100,000	1,102,913
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	8,225,000	8,241,117
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	909,234
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,925,533
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,605,332
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	10,471,427
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,242,270
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,113,729
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	5,490,000	5,497,741
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,792,833

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	$6,585,000	$ 6,590,982
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	621,000	620,998
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	405,000	414,141
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	500,000	503,251
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	310,000	306,847
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	565,000	548,145
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	490,000	465,664
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	3,271,334
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,062,777
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	380,753
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,745,000	1,885,914
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,530,000	2,701,546
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	891,800
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	2,060,000	2,199,679
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	1,330,000	1,160,662
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,735,000	2,927,899
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	20,380
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	649,464
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,321,015
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	1,005,000	1,014,425
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	976,701
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	1,015,000	1,004,416
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	590,276
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	700,352
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,300,000	1,300,493
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	502,764
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	465,000	420,066
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	213,723
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,429,655
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	1,945,000	1,937,142
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	407,938
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	9,025,233	8,380,060
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,680,681	3,417,566
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,672,850	3,410,295
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051 (z)	3,351,470	3,111,889
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,307,665	2,142,700
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	1,964,000	1,965,689
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,449,921
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,500,883
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2049	900,000	954,758
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	390,000	410,749
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2039	240,000	264,414
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2040	210,000	229,926
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2041	220,000	239,773
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2042	230,000	249,625
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2043	250,000	270,061
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2044	255,000	274,492

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
State of Illinois, General Obligation, 5.5%, 5/01/2039	$8,810,000	$ 9,654,454
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,442,158
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,345,003
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	10,141,420
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,465,000	3,788,686
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,155,506
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,529,250
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,467,964
		$355,757,200
Indiana – 0.5%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$785,000	$ 720,507
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	837,856
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	634,805
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	493,930
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	461,739
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,155,937
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	425,000	417,645
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	342,617
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	897,952
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2044	470,000	403,990
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2049	460,000	379,119
Indiana Finance Authority, Hospital Rev. (Methodist Hospitals, Inc.), “A”, 5.5%, 9/15/2044 (w)	795,000	847,926
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,419,282
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	960,000	990,560
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	790,000	816,447
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,360,000	2,463,947
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	1,065,000	1,173,981
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	1,190,000	1,311,565
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	3,811,564
		$20,581,369
Iowa – 0.8%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$1,095,000	$ 1,099,161
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	858,232
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,460,037
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	370,000	369,649
Iowa Higher Education Loan Authority Rev., Private College Facilities (Des Moines University Osteopathic Medical Center Project), 4%, 10/01/2050	395,000	354,892
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	793,343
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	820,000	841,982
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	946,640
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	225,000	212,203
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	7,710,000	6,409,463
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	157,900,000	23,688,711
		$37,034,313
Kansas – 1.2%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,600,000	$ 3,647,549
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,519,812
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,358,938
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	559,191
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,103,632
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,001,572

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	$1,280,000	$ 1,289,121
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	3,980,411
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	962,466
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	1,150,000	973,735
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	4,390,000	3,531,402
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,363,013
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,431,971
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,501,695
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,664,865
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,844,545
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	2,615,000	2,574,274
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	5,640,000	5,416,062
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 5.5%, 11/15/2028 (n)	250,000	253,694
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 6%, 11/15/2034 (n)	2,415,000	2,494,748
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,320,000	1,397,101
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,420,000	2,540,229
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,064,404
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	563,693
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,095,000	966,855
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	487,928
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,467,510
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,613,155
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,540,000	1,473,485
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,110,000	1,104,078
		$54,151,134
Kentucky – 1.2%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$4,005,000	$ 4,000,049
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	2,009,211
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,922,756
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	4,081,876
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,438,150
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,096,384
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	5,321,046
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,023,545
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,582,515
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,513,124
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,590,000	2,300,663
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	5,481,182
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,344,847
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,290,296
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	245,000	234,071
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,367,814

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – continued
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	$2,290,000	$ 2,160,897
		$51,168,426
Louisiana – 2.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	$10,375,000	$ 9,057,551
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	4,520,000	4,229,022
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	3,474,045	3,256,014
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 4%, 11/01/2045 (n)	4,220,000	3,940,243
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	4,000,000	3,689,652
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish GOMESA Project), 4.4%, 11/01/2044 (n)	3,080,000	3,087,300
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish GOMESA Project), 3.875%, 11/01/2045 (n)	5,255,000	4,817,261
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	1,815,000	1,915,803
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	1,220,000	1,288,790
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	1,375,000	1,411,385
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	882,887
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,422,180
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	2,713,113
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 5.25%, 11/15/2025	665,000	664,617
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,148,107
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	5,405,000	5,407,010
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	590,000	587,690
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,571,340
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,290,257
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	580,000	542,459
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,094,684
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	3,545,000	2,650,540
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,592,719
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	485,000	453,608
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	724,302
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	839,797
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	934,605
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 5.625%, 6/01/2037 (n)	415,000	430,720
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.125%, 6/01/2052 (n)	1,030,000	1,067,327
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.25%, 6/01/2062 (n)	1,425,000	1,478,463

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	$500,000	$ 501,804
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,000,000	1,005,384
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,549,453
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	8,470,000	8,960,984
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	4,382,066
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	2,958,498
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	9,171,901
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	9,761,654
		$105,481,190
Maine – 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$2,685,000	$ 2,680,740
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	6,170,000	6,187,372
		$8,868,112
Maryland – 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,550,000	$ 1,552,279
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	520,000	521,437
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	3,595,000	3,545,815
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	2,375,000	2,277,244
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,480,000	1,375,021
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,698,710
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	491,162
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	560,140
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	999,759
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,182,902
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,794,942
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	828,667
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	725,416
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,072,302
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	3,500,000	3,532,620
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	2,850,000	2,847,893
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Project), “A”, 6%, 7/01/2058	2,250,000	2,493,527
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,380,000	2,522,565
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	3,275,000	3,482,615
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	645,000	602,693
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	848,007
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	157,972
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	431,558
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,408,579
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,358,252
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	6,160,000	1,715,849
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	9,235,000	2,445,546

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	$4,515,000	$ 1,136,497
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	6,775,000	1,620,692
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	4,185,000	951,266
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	893,638
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,490,572
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,508,292
		$55,074,429
Massachusetts – 2.0%
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2029	$905,000	$ 920,398
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2049	750,000	750,747
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	580,000	578,145
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	7,684,178	768
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	2,815,000	2,771,963
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	2,938,746
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	745,680
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,006,859
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	2,965,663
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	928,363
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	410,599
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,085,000	2,085,200
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	400,000	409,970
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,140,000	3,168,135
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	7,070,000	7,094,143
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	80,000	80,094
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	515,000	506,638
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,277,059
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2037	545,000	578,409
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2038	550,000	580,478
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2039	580,000	608,397
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5%, 10/01/2043	1,750,000	1,769,134
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,508,933
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	2,301,435
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,435,000	1,443,402
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,520,000	1,522,448
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	988,714
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	970,611
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	270,000	268,732
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	370,000	319,290
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	90,000	89,502
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	9,285,000	8,437,369
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3.75%, 7/01/2047	12,070,000	10,253,997
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	3,215,000	2,286,454
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	10,360,000	9,050,920
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	4,775,000	4,822,230
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Issue L, “C”, 5%, 7/01/2053	4,500,000	4,516,566
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	95,000	94,796
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	5,905,000	4,885,425
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,715,000	2,981,315
		$89,917,727

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – 0.4%
Detroit, MI, Unlimited Tax General Obligation, 5.5%, 4/01/2045	$1,250,000	$ 1,328,397
Detroit, MI, Unlimited Tax General Obligation, “C”, 6%, 5/01/2043	1,500,000	1,727,927
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,121,149
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,412,000
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,053,948
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,685,000	1,615,963
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	1,115,000	1,093,688
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	1,000,000	1,102,713
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046 (z)	1,000,000	600,615
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (z)	900,000	516,998
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (z)	2,070,000	1,243,273
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (z)	2,070,000	1,189,095
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	752,031
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	575,870
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,240,902
		$17,574,569
Minnesota – 0.7%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$ 503,485
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,015,529
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,370,000	1,297,583
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	2,996,458
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,279,630
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,500,000	2,432,423
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,895,000	2,786,211
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	432,321
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049 (w)	4,315,000	4,645,675
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2052	3,000,000	2,988,107
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	45,000	44,956
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,655,000	1,639,550
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	2,840,000	2,477,092
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	145,000	146,076
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	429,497
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	710,803
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	675,000	638,029
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	2,000,000	1,679,918
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	502,012
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	423,954
		$32,069,309
Mississippi – 0.3%
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	$3,400,000	$ 3,449,514
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	2,075,000	1,966,931
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	1,070,000	1,069,167
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,652,809
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,028,223
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,020,000	991,474

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Mississippi – continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	$575,000	$ 553,804
		$11,711,922
Missouri – 1.1%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2041	$460,000	$ 446,605
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2046	520,000	494,707
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	1,272,450
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	2,097,936
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	4,845,000	4,630,930
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,251,396
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	395,297
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	480,768
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,755,000	1,484,652
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,649,857
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,227,363
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	110,000	109,718
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	370,000	344,137
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	209,408
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,090,000	1,079,979
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	681,519
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	465,249
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,210,444
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,015,751
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,055,384
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,920,000	11,761,912
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,339,462
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	865,000	795,957
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,841,016
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,475,275
St. Louis, MO, Industrial Development Authority Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	990,000	1,011,022
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	2,005,000	1,824,427
		$46,652,621
Montana – 0.2%
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	$3,840,000	$ 3,897,725
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,577,108
		$9,474,833
Nebraska – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$ 1,296,106
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,092,882
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	105,000	104,860
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	1,910,000	1,908,193
		$5,402,041

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nevada – 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$425,000	$ 426,695
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,727,020
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,825,000	1,832,500
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,207,599
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,760,000	4,655,338
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	1,005,770
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	2,015,000	2,016,694
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	418,218
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	527,368
		$14,817,202
New Hampshire – 2.7%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$23,475,000	$ 24,335,326
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	13,730,000	13,653,914
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,410,000	1,425,988
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	990,000	1,009,947
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,290,000	2,487,672
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,020,000	1,025,637
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	11,400,000	11,473,983
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	11,649,057	11,732,908
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.334%, 9/20/2036 (i)	73,431,089	1,579,995
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.813%, 1/20/2038 (i)	124,250,707	6,959,394
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.549%, 7/20/2051 (i)	52,000,000	2,055,648
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.163%, 10/20/2051	4,961,428	4,797,996
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	7,642,933	7,476,441
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	34,320,000	1,605,490
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	3,829,533	3,765,705
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,610,479
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	7,439,728
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,035,000	1,091,113
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	770,000	778,250
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,210,000	1,097,013
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,080,000	11,022,878
		$119,425,505
New Jersey – 1.5%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$1,845,000	$ 1,619,539
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	245,000	268,732
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	665,000	722,134
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	600,000	647,415
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	2,000,000	2,146,588
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	325,452
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	325,292
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	976,136
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	530,431
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2028	2,811,604	2,828,226

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	$6,695,000	$ 6,797,824
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,487,276
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,510,986
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,370,000	3,371,940
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	6,907,163
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	3,370,000	3,154,611
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	13,430,000	13,231,408
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,155,000	1,941,658
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	716,657
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4%, 12/01/2044	12,080,000	11,594,105
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,380,000	1,385,015
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	825,000	840,603
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,520,000	2,783,591
		$68,112,782
New Mexico – 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$625,000	$ 624,508
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	105,000	103,052
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	565,000	572,153
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	275,211
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	275,592
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	688,360
		$2,538,876
New York – 6.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,027,386
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	12,155,000	12,194,112
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	358,860
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,700,000	2,711,370
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,329,530
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,700,000	3,701,168
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,026,515
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,695,000	1,757,523
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,125,000	2,196,285
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	497,021
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,142,385
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	993,371
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	5,402,359
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	800,000	790,548
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	1,500,000	1,472,972
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	1,000,000	972,941
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	4,000,000	4,437,740
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	609,224
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	24,500,000	24,523,361
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,863,275
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	4,205,000	4,475,086
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	7,370,000	7,967,098

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	$3,245,000	$ 3,375,394
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	16,750,000	16,132,870
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	17,420,000	18,961,064
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5%, 6/30/2054	4,765,000	4,946,590
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	24,605,000	25,514,585
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	10,560,000	11,146,766
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	58,212
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	235,000	231,296
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	570,000	560,360
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	46,653,261	46,574,977
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	750,000	750,018
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,506,828
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	3,454,065
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	2,236,616
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,481,401
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,276,654
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,635,764
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	4,405,464
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,019,106
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,519,298
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	13,333,172
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	9,892,860
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,370,827
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,075,651
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	1,090,000	1,063,637
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,001,176
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,075,000	1,200,648
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,535,000	1,622,693
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,630,000	1,817,091
		$291,615,213
North Carolina – 1.0%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$690,000	$ 742,129
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	285,000	279,402
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,435,000	1,375,744
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	459,685
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	8,915,000	7,394,138

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	$635,000	$ 608,779
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	280,000	252,356
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	445,000	446,605
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,320,617
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	765,036
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	1,022,333
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	955,645
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	795,000	814,000
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,433,304
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,000,000	957,342
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,070,209
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	960,800
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	1,920,000	1,909,764
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,488,134
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,549,934
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,009,595
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,723,524
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,265,000	1,266,835
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	600,000	621,141
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	514,139
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,004,108
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,040,770
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,665,000	1,684,443
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	7,000,000	7,456,119
		$44,126,630
North Dakota – 0.5%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$465,000	$ 487,145
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,145,000	1,190,272
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	2,770,000	2,871,145
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	3,150,000	3,159,199
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,474,069
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,046,092
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	660,678
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	4,799,414
		$21,688,014
Ohio – 3.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$7,300,000	$ 6,799,709
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	76,685,000	71,015,295
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,412,615
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,166,823
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	923,190
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,340,029

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	$915,000	$ 849,814
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	3,915,000	3,959,535
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	5,240,000	5,240,108
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	3,160,000	3,216,330
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	3,355,000	3,361,393
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	14,395,000	14,671,301
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	763,346
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	454,823
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	746,039
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,253,295
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,563,654
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,382,538
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,056,704
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	2,105,000	2,201,981
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,820,000	1,700,999
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	3,325,648
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	2,075,000	1,854,226
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,136,924
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	1,002,973
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2035	160,000	157,960
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2045	120,000	109,028
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	2,045,000	1,973,796
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,338,117
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,510,547
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	962,487
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,455,000	1,485,282
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	2,115,000	2,143,037
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	4,875,000	4,909,082
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	8,120,000	8,253,079
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	3,890,000	3,973,683
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	853,728
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	642,297
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	621,343
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	676,419
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2053	365,000	393,746
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	550,000	592,090
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	1,955,000	1,955,567
		$167,950,580
Oklahoma – 1.2%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$2,790,000	$ 2,314,961
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,830,000	3,828,223
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,271,382
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,295,000	3,437,702
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,340,000	3,447,815
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,062,119
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,400,190
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	5,027,898
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	14,300,000	14,701,301
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,254,000	5,944,096
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,820,000	1,841,850
		$51,277,537

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oregon – 1.2%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$ 1,000,370
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	1,928,061
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	2,909,211
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,459,151
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	5,960,517
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	7,831,564
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	705,000	637,586
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	12,160,000	12,783,164
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (w)	4,505,000	4,835,757
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	795,000	744,901
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	2,625,000	2,205,217
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	725,000	590,772
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	3,115,000	2,538,284
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	6,520,000	5,183,555
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-1”, 2.5%, 11/15/2028	365,000	334,924
		$51,943,034
Pennsylvania – 5.8%
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	$920,000	$ 963,841
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	779,729
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,184,824
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	6,205,000	6,234,054
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,746,939
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,542,995
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	1,994,173
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	990,000	633,600
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	1,840,000	1,177,600
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	12,200,000	7,808,000
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	22,365,000	14,313,600
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	8,255,000	5,283,200
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-3”, 5%, 2/01/2040 (Put Date 2/01/2030)	2,690,000	1,721,600
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	4,970,000	5,518,883
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	4,632,891
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	3,727,262
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	2,573,540
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	1,810,488
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	4,550,000	2,871,811
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	720,821
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	804,036
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,181,607
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	893,337
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,042,623
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	604,953
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	335,000	336,147
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	1,185,000	1,189,059
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	865,000	849,207
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	40,000	40,301
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	155,000	156,167

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	$190,000	$ 190,241
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	4,059,826
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	715,000	646,613
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	860,000	905,557
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	75,000	78,017
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	690,000	607,634
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	80,000	86,839
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	690,000	692,356
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	155,000	156,976
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,250,000	1,267,893
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,794,809
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	385,000	382,124
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,745,000	3,601,093
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,467,028
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	471,397
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,730,000	5,198,950
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	6,590,599
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	2,805,859
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	4,166,799
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	455,951
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	750,000	653,978
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	1,500,000	1,267,099
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	265,000	272,762
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	930,000	952,530
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	685,000	699,437
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	710,000	722,735
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,440,000	2,330,018
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,120,000	1,955,247
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,920,000	1,792,653
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,975,000	2,297,226
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	4,375,521
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,567,942
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	14,730,000	13,958,376
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,746,741
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,024,129
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	1,017,295
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,848,368
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,045,000	1,099,517
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,555,000	1,636,925
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	825,000	874,249
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	963,036
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	971,464
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	898,283
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	883,734
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	911,076
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,615,000	831,610

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	$1,555,000	$ 759,546
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	690,178
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	624,514
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	7,090,000	1,374,964
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	5,000,000	5,157,573
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	14,325,000	14,837,940
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,985,000	1,827,337
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	2,892,000	2,902,641
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,195,000	1,018,417
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	895,000	901,616
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,356,996
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	775,000	774,091
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	2,980,000	2,983,897
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	415,000	418,826
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	470,000	473,974
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	225,000	227,178
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,705,809
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5%, 6/15/2033 (n)	1,900,000	2,012,423
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.375%, 6/15/2038 (n)	1,500,000	1,574,552
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	550,000	574,646
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	450,000	446,010
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2036	230,000	231,286
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,418,111
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	907,184
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,515,000	2,563,391
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,922,905
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,000,000	3,066,135
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	350,000	359,036
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	613,030
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	583,437
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,560,000	2,612,169
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	3,245,000	3,134,697
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	4,690,000	4,528,404
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,475,000	2,390,364
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,375,299
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,294,140
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,207

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	$240,000	$ 243,838
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	9,103,001
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	355,399
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	396,422
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	390,779
		$254,653,162
Puerto Rico – 4.9%
AES Puerto Rico LP, Taxable, 12.5%, 3/04/2026	$696,070	$ 675,188
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	2,046,409	1,987,965
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	5,782,333	5,422,724
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	2,893,588	2,647,886
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	3,413,676	2,298,335
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	525,000	282,188
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	4,601,000
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	260,000	260,019
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	14,738,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,965,000	1,593,687
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	1,075,000	577,813
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	500,000	268,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	6,605,000	3,550,187
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,530,000	1,495,163
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	425,000	423,009
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	501,239
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	2,425,000	1,303,438
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	1,760,312
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	425,000	228,438
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	65,039
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,668,426
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	475,000	472,675
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,260,000	1,246,525
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	5,090,000	5,003,394
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,270,000	5,172,937
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	620,414
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	445,000	239,188
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	1,010,000	542,875
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036 (a)(d)	4,890,000	2,628,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	4,720,000	2,537,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	2,829,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2025 (a)(d)	1,180,000	634,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,705,000	1,991,437
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	10,450,000	5,616,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	392,840	388,412
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	2,996,125	2,959,513
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	3,835,000	3,837,033
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	525,511
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,333,052
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	150,000	151,038
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	1,542,000	1,542,493

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	$8,003,000	$ 7,933,054
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	102,934,000	103,365,263
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	7,178,000	7,115,010
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	285,487
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	3,802,000	3,760,295
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	14,210,000	4,718,044
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	595,000	595,682
		$214,394,825
Rhode Island – 0.1%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$1,930,000	$ 1,637,868
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,120,000	1,050,014
		$2,687,882
South Carolina – 1.2%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$ 411,072
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	915,055
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	446,568
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	455,110
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	249,893
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,195,000	837,849
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	684,810
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	857,305
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	460,000	401,942
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,581,742
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	6,215,000	6,074,602
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,212,120
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,610,072
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,385,771
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,255,096
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,725,281
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	3,480,000	3,369,709
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	1,500,000	1,443,518
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,475,081
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5.25%, 4/01/2053	4,060,000	3,988,820
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	1,485,000	1,510,079
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,541,710
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	1,035,000	1,116,610

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	$1,200,000	$ 1,148,078
		$50,697,893
Tennessee – 0.6%
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	$680,000	$ 694,792
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	816,223
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	485,000	520,659
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	570,000	623,008
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	530,000	574,781
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,360,000	1,404,770
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	225,000	234,450
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	390,000	345,235
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,581,800
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	171,040
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	491,264
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	949,609
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	447,375
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	613,147
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	452,761
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	357,744
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	13,735,000	14,810,327
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,035,000	1,038,152
		$27,127,137
Texas – 6.8%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$900,000	$ 900,140
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	585,000	578,635
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 5%, 6/15/2064	605,000	600,781
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	960,000	923,714
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	3,620,000	3,129,176
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	5,810,000	4,600,640
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	3,585,000	3,387,661
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	8,108,673
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	3,500,000	3,223,254
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	335,476
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	822,667
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	844,838
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,561,127
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,342,710

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	$1,060,000	$ 1,065,813
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,702,152
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,632,071
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	1,420,000	1,422,027
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	941,057
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	900,272
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,339,593
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	256,910
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	613,569
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	398,828
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	582,414
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	50,000	49,810
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	917,297
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	95,000	94,357
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	845,757
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	1,851,658
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	65,000	64,708
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	560,000	476,558
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,255,203
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	385,000	315,780
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	730,000	590,231
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	348,049
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	1,970,000	1,935,469
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	569,932
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,176,661
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	4,945,000	4,778,325
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	925,000	1,040,812
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037 (w)	1,025,000	1,112,763
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2039 (w)	900,000	972,618
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2041 (w)	805,000	880,356
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2043 (w)	450,000	490,813
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,845,597
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	876,141
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	9,764,486
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	185,349
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	450,839
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	5,165,000	3,206,002
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	19,202,580
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	337,908
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,185,000	1,109,478
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,690,888
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	160,039
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	744,103
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,374,314
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,024,738
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	220,079
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	704,837
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	315,566
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	567,986
Mesquite, TX, Housing Finance Corp., Multi-Family Bonds (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,176,593	3,168,553
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	4,240,000	4,230,938

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	$1,685,000	$ 1,704,215
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	580,000	545,256
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,625,000	2,625,033
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,507,379
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,507,252
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	3,000,000	2,965,312
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	3,040,000	2,640,217
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,003,069
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	2,924,964
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	430,000	388,448
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	585,000	489,474
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	925,000	706,784
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,505,000	1,071,026
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,225,000	2,210,081
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,659,783
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	210,000	205,683
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	1,250,000	1,133,081
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	706,178
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	785,562
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	440,000	410,485
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,276,141
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	655,000	563,366
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	3,630,000	3,243,257
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,251,508
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	780,000	605,780
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,550,841
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	1,530,000	1,550,546
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	2,250,000	2,273,358
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	3,250,000	2,510,902
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	23,050,000	20,257,661
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	3,655,000	3,285,921
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,940,000	1,338,243
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	11,680,000	9,763,262
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 10%, 7/01/2026	2,690,000	2,738,361
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	1,075,000	1,087,374
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	1,970,000	1,994,074
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	1,680,000	1,701,476
SA Energy Acquisition Public Facility Corp. (Gas Supply Revenue Bonds), 5.5%, 8/01/2027	4,000,000	4,139,531

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Bonds (Sageland Flats Apartments, “A”, FNMA, 4.55%, 3/01/2043	$3,035,000	$ 3,042,960
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	11,230,000	10,351,239
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,504,714
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,295,000	3,291,937
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	22,954,217	14,461,157
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049 (w)	1,260,000	1,319,168
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	3,130,000	3,139,170
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,380,000	4,418,585
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	1,765,000	1,774,629
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	3,085,000	3,120,603
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	1,555,000	1,570,055
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,130,000	2,048,369
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,595,000	1,812,527
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,275,000	2,579,135
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,185,000	2,490,291
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,746,578
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,838,974
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	363,576
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	251,806
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	263,042
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	248,160
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	469,236
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	610,285
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	472,885
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,475,000	2,383,026
		$298,054,767
Utah – 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	$465,000	$ 432,498
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	721,411
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	1,013,977
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,249,327
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	3,045,068
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	1,973,480
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,531,232
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,242,140
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026 (n)	105,000	102,988
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	663,319
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	864,647	852,569
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	536,250	521,489
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	814,268	780,950
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	3,482,366	2,880,544
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,189,363	1,090,572
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	8,523,200	8,801,285
		$27,902,849

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Vermont – 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$ 2,464,259
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	155,000	153,194
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	175,000	172,762
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	160,000	159,005
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	175,000	173,911
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	860,000	784,898
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,280,000	1,221,741
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	710,691
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,538,206
		$7,378,667
Virginia – 1.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$440,000	$ 402,679
Cherry Hill Community Development Authority, Prince William County, VA (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,770,000	1,774,610
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	2,220,000	2,311,040
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,240,000	1,085,774
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,665,990
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.75%, 12/01/2053	855,000	939,786
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	2,185,000	2,408,719
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	580,000	582,328
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,110,744
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,440,000	3,176,937
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,905,000	1,905,152
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	3,700,000	4,250,557
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,320,000	1,499,919
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	5,515,000	6,288,003
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,785,705
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,547,422
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,500,937
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	6,085,000	6,012,469
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	3,000,000	2,921,709
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	1,965,000	1,841,629
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	715,002
		$47,727,111
Washington – 1.9%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$12,345,000	$ 12,169,731
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	2,675,000	2,735,917
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,464,574
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,480,682
Kalispel Tribe of Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,591,510
Kalispel Tribe of Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	700,000	723,967
Kalispel Tribe of Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	932,944
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,001,070

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	$1,460,000	$ 1,356,581
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	560,000	570,952
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	4,925,000	4,347,294
Washington Housing Finance Commission Multi-Family Mortgage-Backed Bonds (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	795,000	794,016
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	706,203
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,096,530
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	1,033,070
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028 (n)	125,000	120,771
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	225,414
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	318,289
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	406,951
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,372,780
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	4,105,042
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,516,356
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	929,363
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,769,748
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	2,036,732
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	3,013,764
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/20/2035	16,970,494	15,750,664
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	65,902,264	2,868,066
Washington State Housing Finance Commission Non-Profit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	3,690,000	4,072,472
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	920,000	965,311
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	810,000	837,783
		$85,314,547
West Virginia – 0.4%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,410,000	$ 1,255,745
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	1,934,000	2,072,621
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	3,560,000	3,450,906
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8.00% to 6/01/2053 (n)	13,607,000	3,062,254
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	995,079
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,188,677
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	356,903
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	6,660,000	6,268,182
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	558,155
		$19,208,522
Wisconsin – 7.7%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$ 528,442
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	772,926
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	703,862
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	1,011,100
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	988,032
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	2,630,000	1,527,567

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	$2,845,000	$ 1,563,687
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,614,427
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	661,134
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	538,048
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	495,263
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	437,738
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	535,752
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	495,260
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	471,515
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	459,741
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	410,227
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	95,749
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	1,520,000	1,423,443
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	1,952,922
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	965,968
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	965,594
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	509,743
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	800,000	769,423
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041	770,000	701,122
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045	650,000	568,086
Wisconsin Health & Educational Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 4.375%, 8/01/2027	100,000	91,993
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,091,359
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,809,896
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	13,945,000	11,553,226
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	675,490
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	465,000	460,445
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	460,000	453,352
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,665,000	2,393,127
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	3,870,000	3,038,952
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	6,015,000	4,378,644
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,847,192
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,110,003
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,004,626
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,995,000	1,773,953
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	11,510,000	9,770,427
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047	2,815,000	2,812,377
Wisconsin Public Finance Authority Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	6,675,000	7,009,420
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,857,619
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,870,421
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	162,424
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	515,000	481,462
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 6.5%, 6/15/2043	1,030,000	1,129,407
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	812,123
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	1,105,000	1,227,771
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	763,721
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2058	1,400,000	1,542,616
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	425,000	419,856
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	822,751
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,346,385
Wisconsin Public Finance Authority Charter School Rev. (North East Carolina Preparatory School Project), “A”, 4.25%, 6/15/2034	1,000,000	1,004,458
Wisconsin Public Finance Authority Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5%, 6/15/2044	1,000,000	1,014,461
Wisconsin Public Finance Authority Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	725,000	738,224

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 5.75%, 7/01/2033 (n)	$485,000	$ 507,608
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.625%, 7/01/2043 (n)	1,000,000	1,046,301
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.875%, 7/01/2053 (n)	1,650,000	1,725,878
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	1,130,000	1,181,485
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	290,424
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	1,265,000	1,267,624
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	577,671
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	665,245
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	1,014,924
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	1,025,000	1,028,672
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	1,005,000	1,010,695
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,855,077
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,242,464
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	520,000	531,699
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2050	675,000	700,396
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	735,000	751,069
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	705,000	723,629
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,100,000	1,133,482
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	335,000	327,188
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	500,740
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	1,061,926
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	670,000	678,905
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	8,865,000	8,777,998
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	506,567
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	2,200,000	1,797,998
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	676,010
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	245,000	245,703
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	920,154
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,196,850
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	584,120
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	650,000	618,064
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,847,428
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,560,270
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	5,480,000	4,149,295
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,665,000	1,955,769
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	27,380,000	21,356,400
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	5,730,000	4,469,400
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	8,355,000	8,366,527
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050 (n)	7,930,000	7,910,017
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,158,784

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	$5,125,000	$ 5,346,371
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	254,161
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	331,101
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	897,844
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	739,997
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	2,905,000	2,571,704
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,180,935
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	5,241,533
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	329,208
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	434,250
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	623,249
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2032 (n)	810,000	811,277
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,844,753
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (Prerefunded 4/01/2030) (n)	95,000	104,747
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,055,000	1,091,354
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	937,485
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	3,780,000	3,816,566
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (Prerefunded 4/01/2030) (n)	100,000	110,260
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	1,900,000	1,923,610
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,950,000	1,718,909
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	105,000	112,621
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	2,415,000	2,444,127
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	4,080,000	4,097,499
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	4,360,000	4,313,927
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	11,250,000	10,913,182
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	1,905,000	1,913,249
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	1,730,000	1,739,332
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	1,685,000	1,695,285
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	3,465,000	3,488,305
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	14,096,087
Wisconsin Public Finance Authority Special Rev. (Astro Texas Land Projects, Municipal Utility Districts, Brazoria, Galveston, Harris and Waller Counties, TX), 5.5%, 12/15/2028 (n)	6,906,000	6,932,534
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	533,792
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	973,975
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	813,026
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	900,661
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2053 (n)	4,100,000	4,451,726
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2063 (n)	1,575,000	1,698,131

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “B”, 6.75%, 7/01/2063 (n)	$5,080,000	$ 5,553,409
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,471,142
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,527,621
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,795,068
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	2,540,000	2,554,833
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	341,070
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,609,385
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	3,235,000	2,730,534
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,484,993
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	328,527
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,303,559
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2035	1,295,000	1,436,307
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2038	1,140,000	1,251,166
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.25%, 7/01/2053	1,000,000	1,019,486
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	7,245,000	7,384,133
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,185,000	3,300,465
Wisconsin Public Finance Authority, Municipal Certificates, “B-1”, 4%, 12/28/2044 (n)	13,297,280	11,086,777
		$341,160,656
Total Municipal Bonds (Identified Cost, $4,408,656,187)		$4,147,148,990
Other Municipal Bonds – 0.9%
Multi-Family Housing Revenue – 0.9%
Affordable Housing Opportunities Trust Certificates, AH-01 “CL A”, 3.527%, 5/01/2039 (n)	$8,110,000	$ 6,691,050
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	11,043,528	11,593,005
Freddie Mac, 4.52%, 8/25/2041	9,312,322	9,763,931
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.518%, 6/25/2038 (i)(n)	29,617,636	3,351,105
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.058%, 1/25/2038 (i)(n)	27,952,745	4,009,922
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.303%, 7/25/2041 (i)(n)	17,291,275	1,656,506
FRETE 2022-ML13 Trust, “X-CA”, 0.955%, 7/25/2036 (i)	37,225,636	1,999,117
Total Other Municipal Bonds (Identified Cost, $39,161,078)		$39,064,636
Bonds – 0.7%
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,215,000	$ 2,139,269
Transportation - Services – 0.7%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$8,970,000	$ 8,666,792
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	8,338,000	7,541,336
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	976,878
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,331,139
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,493,165
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	31,276,636	9,470,565
		$31,479,875
Total Bonds (Identified Cost, $37,117,726)		$33,619,144

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $6,702,039)	$11,757,963	$ 7,201,752
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V. (x) (Identified Cost, $171,332)	65,897	$ 171,332
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $158,405,523)	158,404,689	$ 158,420,530
Other Assets, Less Liabilities – 0.5%		20,270,631
Net Assets – 100.0%		$4,405,897,015
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $158,420,530 and $4,227,205,854, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,068,896,641, representing 24.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(x)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/2020	$1,800,000	$30,375
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017-6/1/2018	11,564,858	153,968
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	10,988,623	1,264
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025	6/30/2015	156,690	6,100
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/2015	147,250	6,100
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/2017	507,579	21,241
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/2013-8/29/2018	4,547,835	213,216

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/2015	$386,677	$16,368
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	10,457,871	8,380,060
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,264,941	3,417,566
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,255,867	3,410,295
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051	2/04/2021	3,883,016	3,111,889
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,673,976	2,142,700
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	9/30/2016	993,351	600,615
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	9/30/2016	886,834	516,998
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040	6/10/2020	4,372,894	4,487,650
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029	6/10/2020	1,146,806	1,172,226
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	9/30/2016	2,056,236	1,243,273
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	9/30/2016	2,039,718	1,189,095
Total Restricted Securities			$30,120,999
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $4,491,808,362)	$4,227,205,854
Investments in affiliated issuers, at value (identified cost, $158,405,523)	158,420,530
Cash	175,380
Receivables for
Investments sold	2,933,493
Fund shares sold	12,808,659
Interest and dividends	43,262,744
Receivable from investment adviser	147,190
Other assets	72,305
Total assets	$4,445,026,155
Liabilities
Payables for
Distributions	$1,831,713
When-issued investments purchased	15,932,470
Fund shares reacquired	7,326,965
Interest expense and fees	157,701
Payable to the holders of the floating rate certificates	12,960,000
Payable to affiliates
Administrative services fee	3,369
Shareholder servicing costs	791,416
Distribution and service fees	3,680
Accrued expenses and other liabilities	121,826
Total liabilities	$39,129,140
Net assets	$4,405,897,015
Net assets consist of
Paid-in capital	$4,931,770,374
Total distributable earnings (loss)	(525,873,359)
Net assets	$4,405,897,015
Shares of beneficial interest outstanding	586,069,082
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,643,934,620	218,585,752	$7.52
Class B	1,206,705	160,288	7.53
Class C	66,690,592	8,858,052	7.53
Class I	1,848,477,027	245,931,217	7.52
Class R6	845,588,071	112,533,773	7.51
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.85 [100 / 95.75 x $7.52]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/24 (unaudited) Net investment income (loss)
Income
Interest	$101,404,808
Dividends from affiliated issuers	2,909,075
Other	20,882
Total investment income	$104,334,765
Expenses
Management fee	$11,240,583
Distribution and service fees	349,889
Shareholder servicing costs	1,415,705
Administrative services fee	305,442
Independent Trustees' compensation	37,681
Custodian fee	176,722
Shareholder communications	90,056
Audit and tax fees	38,536
Legal fees	196,834
Interest expense and fees	297,458
Miscellaneous	155,694
Total expenses	$14,304,600
Fees paid indirectly	(488)
Reduction of expenses by investment adviser and distributor	(1,688,750)
Net expenses	$12,615,362
Net investment income (loss)	$91,719,403
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(10,449,671)
Affiliated issuers	404
Net realized gain (loss)	$(10,449,267)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$124,803,231
Affiliated issuers	8,691
Net unrealized gain (loss)	$124,811,922
Net realized and unrealized gain (loss)	$114,362,655
Change in net assets from operations	$206,082,058
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24
Change in net assets
From operations
Net investment income (loss)	$91,719,403	$179,665,439
Net realized gain (loss)	(10,449,267)	(25,166,866)
Net unrealized gain (loss)	124,811,922	(39,746,379)
Change in net assets from operations	$206,082,058	$114,752,194
Total distributions to shareholders	$(91,572,373)	$(190,541,648)
Change in net assets from fund share transactions	$(12,923,830)	$(43,666,702)
Total change in net assets	$101,585,855	$(119,456,156)
Net assets
At beginning of period	4,304,311,160	4,423,767,316
At end of period	$4,405,897,015	$4,304,311,160
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.32	$7.44	$8.42	$8.62	$8.66	$8.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.28	$0.26	$0.30	$0.32
Net realized and unrealized gain (loss)	0.20	(0.10)	(0.97)	(0.21)	(0.04)	0.56
Total from investment operations	$0.36	$0.20	$(0.69)	$0.05	$0.26	$0.88
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.29)	$(0.25)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$7.52	$7.32	$7.44	$8.42	$8.62	$8.66
Total return (%) (r)(s)(t)(x)	4.95(n)	2.87	(8.11)	0.58	3.24	11.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.68	0.67	0.63	0.65	0.67
Expenses after expense reductions (f)	0.59(a)	0.60	0.62	0.62	0.64	0.66
Net investment income (loss)	4.32(a)	4.20	3.67	2.94	3.65	3.82
Portfolio turnover rate	5(n)	13	18	17	30	12
Net assets at end of period (000 omitted)	$1,643,935	$1,539,740	$1,585,048	$2,066,744	$1,971,228	$1,999,299
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58(a)	0.58	0.60	0.61	0.62	0.63

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.33	$7.45	$8.42	$8.63	$8.67	$8.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.22	$0.19	$0.25	$0.26
Net realized and unrealized gain (loss)	0.20	(0.10)	(0.95)	(0.21)	(0.05)	0.56
Total from investment operations	$0.33	$0.15	$(0.73)	$(0.02)	$0.20	$0.82
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.24)	$(0.19)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$7.53	$7.33	$7.45	$8.42	$8.63	$8.67
Total return (%) (r)(s)(t)(x)	4.57(n)	2.11	(8.67)	(0.28)	2.49	10.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.68	1.67	1.63	1.66	1.67
Expenses after expense reductions (f)	1.34(a)	1.35	1.37	1.37	1.40	1.41
Net investment income (loss)	3.58(a)	3.44	2.89	2.21	3.00	3.12
Portfolio turnover rate	5(n)	13	18	17	30	12
Net assets at end of period (000 omitted)	$1,207	$1,642	$2,792	$5,096	$6,519	$13,733
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.33(a)	1.33	1.35	1.36	1.38	1.38

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.33	$7.45	$8.42	$8.63	$8.67	$8.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.20	$0.17	$0.22	$0.24
Net realized and unrealized gain (loss)	0.20	(0.10)	(0.95)	(0.21)	(0.04)	0.56
Total from investment operations	$0.32	$0.13	$(0.75)	$(0.04)	$0.18	$0.80
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.22)	$(0.17)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$7.53	$7.33	$7.45	$8.42	$8.63	$8.67
Total return (%) (r)(s)(t)(x)	4.43(n)	1.85	(8.90)	(0.53)	2.23	9.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.68	1.67	1.63	1.66	1.67
Expenses after expense reductions (f)	1.59(a)	1.60	1.62	1.62	1.64	1.66
Net investment income (loss)	3.32(a)	3.20	2.65	1.95	2.69	2.84
Portfolio turnover rate	5(n)	13	18	17	30	12
Net assets at end of period (000 omitted)	$66,691	$71,836	$92,366	$148,124	$167,087	$242,387
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58(a)	1.58	1.60	1.61	1.63	1.63

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.32	$7.44	$8.41	$8.62	$8.66	$8.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.28	$0.25	$0.30	$0.32
Net realized and unrealized gain (loss)	0.20	(0.10)	(0.96)	(0.21)	(0.04)	0.56
Total from investment operations	$0.36	$0.20	$(0.68)	$0.04	$0.26	$0.88
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.29)	$(0.25)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$7.52	$7.32	$7.44	$8.41	$8.62	$8.66
Total return (%) (r)(s)(t)(x)	4.95(n)	2.86	(8.01)	0.46	3.24	11.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.68	0.67	0.63	0.65	0.67
Expenses after expense reductions (f)	0.59(a)	0.60	0.62	0.62	0.64	0.66
Net investment income (loss)	4.32(a)	4.19	3.64	2.94	3.64	3.82
Portfolio turnover rate	5(n)	13	18	17	30	12
Net assets at end of period (000 omitted)	$1,848,477	$1,835,036	$1,832,629	$2,792,475	$2,831,021	$2,687,508
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58(a)	0.58	0.60	0.61	0.62	0.63

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.32	$7.43	$8.41	$8.62	$8.65	$8.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.28	$0.26	$0.31	$0.33
Net realized and unrealized gain (loss)	0.19	(0.10)	(0.96)	(0.21)	(0.03)	0.56
Total from investment operations	$0.35	$0.21	$(0.68)	$0.05	$0.28	$0.89
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.30)	$(0.26)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$7.51	$7.32	$7.43	$8.41	$8.62	$8.65
Total return (%) (r)(s)(t)(x)	4.85(n)	3.09	(8.06)	0.54	3.44	11.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.59	0.58	0.54	0.57	0.59
Expenses after expense reductions (f)	0.51(a)	0.52	0.54	0.53	0.56	0.58
Net investment income (loss)	4.40(a)	4.28	3.71	3.01	3.73	3.89
Portfolio turnover rate	5(n)	13	18	17	30	12
Net assets at end of period (000 omitted)	$845,588	$856,058	$910,932	$1,802,449	$1,398,315	$1,195,880
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50(a)	0.50	0.52	0.52	0.54	0.55
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$—	$171,332	$171,332
Municipal Bonds	—	4,193,415,378	—	4,193,415,378
U.S. Corporate Bonds	—	33,619,144	—	33,619,144
Mutual Funds	158,420,530	—	—	158,420,530
Total	$158,420,530	$4,227,034,522	$171,332	$4,385,626,384
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/24	$—
Received as part of a corporate action	171,332
Balance as of 7/31/24	$171,332
At July 31, 2024, the fund held one level 3 security.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
At July 31, 2024, the fund’s payable to the holders of the floating rate certificates was $12,960,000 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 3.64%. For the six months ended July 31, 2024, the average payable to the holders of the settled floating rate certificates was $13,286,841 at a weighted average interest rate of 3.76%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended July 31, 2024, the related interest expense and fees amounted to $286,614 which is included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/24
Tax-exempt income	$190,541,648
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/24
Cost of investments	$4,678,037,700
Gross appreciation	77,521,610
Gross depreciation	(382,892,926)
Net unrealized appreciation (depreciation)	$(305,371,316)
As of 1/31/24
Undistributed tax-exempt income	47,158,639
Capital loss carryforwards	(240,215,828)
Other temporary differences	(16,167,591)
Net unrealized appreciation (depreciation)	(431,158,264)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(114,286,887)
Long-Term	(125,928,941)
Total	$(240,215,828)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/24	Year ended 1/31/24
Class A	$33,738,522	$67,419,066
Class B	25,101	80,937
Class C	1,137,980	2,755,380
Class I	38,407,391	80,857,988
Class R6	18,263,379	39,428,277
Total	$91,572,373	$190,541,648

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2025. For the six months ended July 31, 2024, this management fee reduction amounted to $276,991, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2024 was equivalent to an annual effective rate of 0.52% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.59%	1.34%	1.59%	0.59%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2026. For the six months ended July 31, 2024, this reduction amounted to $1,410,006, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,013 for the six months ended July 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$ 7,012
Class C	0.75%	0.25%	1.00%	1.00%	342,877
Total Distribution and Service Fees					$349,889
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2024 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2026. For the six months ended July 31, 2024, this waiver amounted to $1,753, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended July 31, 2024.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2024, were as follows:
Amount
Class A	$40,113
Class B	27
Class C	2,740
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2024, the fee was $39,296, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,376,409.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2024 was equivalent to an annual effective rate of 0.0144% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $216 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2024.  The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended July 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $857,504 and $3,335,212, respectively. The sales transactions resulted in net realized gains (losses) of $(276,908).
(4)  Portfolio Securities
For the six months ended July 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$9,396,953	$8,332
Non-U.S. Government securities	184,979,442	220,695,498
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/24		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	23,231,735	$170,962,246	44,858,542	$321,634,643
Class B	54	398	569	4,094
Class C	530,283	3,909,153	1,300,694	9,367,765
Class I	40,627,413	298,545,279	129,458,747	923,200,790
Class R6	17,468,869	128,212,951	33,972,492	242,581,070
	81,858,354	$601,630,027	209,591,044	$1,496,788,362
Shares issued to shareholders in reinvestment of distributions
Class A	4,325,963	$31,848,387	8,836,263	$63,125,379
Class B	3,271	24,069	9,417	67,362
Class C	146,697	1,080,345	360,606	2,580,320
Class I	4,686,468	34,464,111	10,017,550	71,543,495
Class R6	1,788,098	13,144,107	3,928,361	28,039,099
	10,950,497	$80,561,019	23,152,197	$165,355,655
Shares reacquired
Class A	(19,270,301)	$(141,564,583)	(56,427,797)	$(403,229,230)
Class B	(67,078)	(493,025)	(160,840)	(1,141,378)
Class C	(1,619,781)	(11,930,830)	(4,261,338)	(30,530,762)
Class I	(50,157,047)	(367,487,619)	(135,155,441)	(962,032,393)
Class R6	(23,744,661)	(173,638,819)	(43,416,764)	(308,876,956)
	(94,858,868)	$(695,114,876)	(239,422,180)	$(1,705,810,719)
Net change
Class A	8,287,397	$61,246,050	(2,732,992)	$(18,469,208)
Class B	(63,753)	(468,558)	(150,854)	(1,069,922)
Class C	(942,801)	(6,941,332)	(2,600,038)	(18,582,677)
Class I	(4,843,166)	(34,478,229)	4,320,856	32,711,892
Class R6	(4,487,694)	(32,281,761)	(5,515,911)	(38,256,787)
	(2,050,017)	$(12,923,830)	(6,678,939)	$(43,666,702)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2024, the fund’s commitment fee and interest expense were $10,253 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$136,805,918	$366,670,054	$345,064,537	$404	$8,691	$158,420,530
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,909,075	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal High Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Municipal High Income Fund
Board Review of Investment Advisory Agreement
MFS Municipal High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context

MFS Municipal High Income Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund's last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS Global High Yield Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global High Yield Fund
Portfolio of Investments − 7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 31.6%
Automotive – 0.4%
IHO Verwaltungs GmbH, 3.875% (3.875% Cash or 4.625% PIK), 5/15/2027 (p)	EUR	850,627	$ 901,029
Basic Industry – 0.3%
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$ 470,190
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026		150,000	162,135
			$632,325
Broadcasting – 0.5%
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	507,293	$ 538,723
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		510,000	490,554
			$1,029,277
Building – 0.2%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	430,000	$ 442,681
Business Services – 0.8%
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028	EUR	472,000	$ 491,347
Nexi S.p.A., 2.125%, 4/30/2029		1,108,000	1,100,419
			$1,591,766
Cable TV – 0.9%
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	617,916	$ 685,418
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	455,000	532,864
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	260,000	255,229
Ziggo B.V., 2.875%, 1/15/2030		300,000	294,495
			$1,768,006
Chemicals – 0.7%
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$619,000	$ 537,052
SPCM S.A., 2.625%, 2/01/2029	EUR	456,000	460,811
Synthos S.A., 2.5%, 6/07/2028		483,000	463,439
			$1,461,302
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,105,000	$ 1,064,510
SCC Power PLC, 8%, 12/31/2028 (n)(p)		850,966	351,023
SCC Power PLC, 4%, 5/17/2032 (n)(p)		460,939	66,606
			$1,482,139
Consumer Products – 0.6%
Coty, Inc., 5.75%, 9/15/2028 (n)	EUR	237,000	$ 267,567
Coty, Inc., 5.75%, 9/15/2028		125,000	141,122
International Design Group S.p.A., 10%, 11/15/2028 (n)		708,000	812,207
			$1,220,896
HYOFS-SEM
1

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.3%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	250,000	$ 280,375
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)		310,000	347,976
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		250,000	280,626
Verisure Holding AB, 3.25%, 2/15/2027		315,000	329,860
Verisure Holding AB, 5.5%, 5/15/2030 (n)		537,000	595,816
Verisure Midholding AB, 5.25%, 2/15/2029		810,000	866,804
			$2,701,457
Containers – 1.0%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$634,000	$ 568,930
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		840,000	747,126
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	695,132
			$2,011,188
Emerging Market Quasi-Sovereign – 2.4%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$ 846,355
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027		367,000	355,481
Petroleos Mexicanos, 6.5%, 3/13/2027		$545,000	524,152
Petroleos Mexicanos, 6.84%, 1/23/2030		350,000	313,323
Petroleos Mexicanos, 10%, 2/07/2033		560,000	570,866
Petroleos Mexicanos, 6.5%, 6/02/2041		1,635,000	1,141,688
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	543,489
Uzbek Industrial and Construction Bank ATB, 8.95%, 7/24/2029 (n)		601,000	591,985
			$4,887,339
Energy - Independent – 0.2%
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		$448,000	$ 465,472
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$382,000	$ 398,033
Entertainment – 0.4%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	210,000	$ 237,170
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	460,000	633,838
			$871,008
Financial Institutions – 1.8%
Citycon Oyj, 3.625%, 9/10/2172	EUR	236,000	$ 167,933
Citycon Treasury B.V., 1.625%, 3/12/2028		450,000	423,237
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)	GBP	390,000	440,298
Globalworth Real Estate Investments Ltd., 6.25%, 3/31/2030	EUR	470,001	477,569
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028		470,000	432,359
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		$686,000	698,562
Project Grand UK PLC, 9%, 6/01/2029 (n)	EUR	450,000	495,291
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		373,000	312,367
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		805,000	288,480
			$3,736,096
2

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.8%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$ 355,072
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		966,000	927,036
Minerva Luxembourg S.A., 4.375%, 3/18/2031 (n)		457,000	384,391
			$1,666,499
Forest & Paper Products – 0.2%
Fiber Midco S.p.A., 10%, 6/15/2029 (n)	EUR	459,000	$ 499,237
Gaming & Lodging – 1.6%
Allwyn International, 3.875%, 2/15/2027 (n)	EUR	665,000	$ 709,790
Allwyn International A.S., 3.875%, 2/15/2027		345,000	368,237
Flutter Treasury DAC, 5%, 4/29/2029 (n)		126,000	139,452
Lottomatica S.p.A./Roma, 5.375%, 6/01/2030 (n)		688,000	756,706
NH Hotel Group S.A., 4%, 7/02/2026 (n)		415,000	448,022
NH Hotel Group S.A., 4%, 7/02/2026		325,000	350,861
Playtech PLC, 5.875%, 6/28/2028		476,000	521,312
			$3,294,380
Industrial – 0.1%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	228,000	$ 248,143
Machinery & Tools – 0.3%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	555,000	$ 595,093
Major Banks – 0.3%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$ 653,924
Medical & Health Technology & Services – 0.6%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	488,000	$ 569,075
Laboratoire Eimer Selas, 5%, 2/01/2029		594,000	559,322
			$1,128,397
Metals & Mining – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$ 125,859
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	472,891
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)(p)		$359,667	262,557
			$861,307
Midstream – 0.6%
Peru LNG, 5.375%, 3/22/2030		$645,000	$ 567,716
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	594,742
			$1,162,458
Network & Telecom – 1.0%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	380,000	$ 414,340
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)		251,000	279,457
Iliad S.A., 5.625%, 2/15/2030		300,000	335,647
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	900,308
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029		200,000	215,643
			$2,145,395
3

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.5%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$429,000	$ 421,005
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		713,075	659,891
			$1,080,896
Other Banks & Diversified Financials – 1.0%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$ 688,657
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		754,000	773,931
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070	EUR	645,000	612,375
			$2,074,963
Pharmaceuticals – 1.3%
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)	EUR	696,000	$ 774,724
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		235,000	242,284
Rossini S.à r.l., 6.75%, 12/31/2029 (n)		501,000	561,185
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$1,025,000	993,331
			$2,571,524
Precious Metals & Minerals – 0.2%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$342,000	$ 332,658
Real Estate - Office – 0.2%
Alstria Office AG, REIT, 1.5%, 11/15/2027	EUR	500,000	$ 483,070
Retailers – 1.0%
B&M European Value Retail S.A., 8.125%, 11/15/2030	GBP	785,000	$ 1,072,229
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)		350,000	455,019
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	572,000	484,404
			$2,011,652
Specialty Chemicals – 0.3%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	253,000	$ 256,031
CTEC II GmbH, 5.25%, 2/15/2030		325,000	328,894
			$584,925
Supermarkets – 0.7%
Eroski Sociedad Cooperativa, 10.625%, 4/30/2029 (n)	EUR	585,000	$ 671,103
Picard Bondco S.A., 5.375%, 7/01/2027		408,000	431,543
Picard Groupe SAS, 6.375%, 7/01/2029 (n)		226,000	249,704
			$1,352,350
Telecommunications - Wireless – 2.6%
Altice France Holding S.A., 3.375%, 1/15/2028	EUR	286,000	$ 218,678
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		800,000	807,397
Cellnex Finance Co. S.A., 2%, 2/15/2033		700,000	661,698
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$797,400	767,547
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	848,000	918,941
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	337,120
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	805,000	797,363
WP / AP Telecom Holdings III B.V., 5.5%, 1/15/2030		569,000	577,343
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		125,000	137,818
			$5,223,905
4

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.3%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$429,881	$ 422,695
Cliffton Ltd., 6.25%, 10/25/2025 (n)		663,000	663,000
CMA CGM, 5.5%, 7/15/2029 (n)	EUR	550,000	610,245
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$440,000	363,808
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	617,000	633,933
			$2,693,681
Utilities - Electric Power – 3.0%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$672,000	$ 686,029
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		436,001	403,912
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		265,000	263,363
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	640,000	669,783
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		258,000	257,464
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$552,000	523,722
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		672,490	643,072
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	676,694
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		581,021	557,433
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		729,000	670,985
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		836,000	833,654
			$6,186,111
Utilities - Gas – 0.5%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	200,000	$ 192,099
EP Infrastructure A.S., 1.816%, 3/02/2031		917,000	813,678
			$1,005,777
Utilities - Other – 0.7%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,386,000	$ 1,361,487
Total Bonds (Identified Cost, $66,730,313)			$64,817,846
Investment Companies (h) – 67.7%
Bond Funds – 65.2%
MFS High Yield Pooled Portfolio (v)(y)		16,094,039	$133,580,525
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.39% (v)		5,173,031	$ 5,173,548
Total Investment Companies (Identified Cost, $141,477,653)			$138,754,073
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500 (Premiums Paid, $50,113)	Put	Exchange Trade	$ 1,578,139	7	$2,800
Other Assets, Less Liabilities – 0.7%					1,414,686
Net Assets – 100.0%					$204,989,405
5

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $138,754,073 and $64,820,646, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,092,306, representing 17.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The current Financial & Other Information report for MFS High Yield Pooled Portfolio as of July 31, 2024 has been included at the end of this report.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	834,916	USD	906,745	Citibank N.A.	10/18/2024	$225
GBP	253,115	USD	324,847	JPMorgan Chase Bank N.A.	10/18/2024	744
USD	598,358	CAD	813,000	HSBC Bank	10/18/2024	8,164
USD	192,781	EUR	176,000	Morgan Stanley Capital Services, Inc.	10/18/2024	1,592
USD	1,360,418	EUR	1,242,287	State Street Bank Corp.	10/18/2024	10,920
USD	39,823,323	EUR	36,417,853	UBS AG	10/18/2024	262,550
USD	3,956,764	GBP	3,044,691	Merrill Lynch International	10/18/2024	40,273
						$324,468
Liability Derivatives
EUR	754,041	USD	822,121	JPMorgan Chase Bank N.A.	10/18/2024	$(3,005)
EUR	1,099,890	USD	1,202,056	State Street Bank Corp.	10/18/2024	(7,243)
GBP	181,140	USD	234,319	HSBC Bank	10/18/2024	(1,313)
						$(11,561)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Long Gilt 10 yr	Short	GBP	2	$255,105	September – 2024	$(6,486)
At July 31, 2024, the fund had cash collateral of $9,580 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

MFS Global High Yield Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $66,780,426)	$64,820,646
Investments in affiliated issuers, at value (identified cost, $141,477,653)	138,754,073
Cash	163
Foreign currency, at value (identified cost, $367,186)	367,186
Deposits with brokers for
Futures contracts	9,580
Receivables for
Forward foreign currency exchange contracts	324,468
Investments sold	568,424
Fund shares sold	218,739
Interest and dividends	874,383
Receivable from investment adviser	25,118
Other assets	59,000
Total assets	$206,021,780
Liabilities
Payables for
Distributions	$29,190
Forward foreign currency exchange contracts	11,561
Net daily variation margin on open futures contracts	1,245
Investments purchased	444,488
Fund shares reacquired	415,926
Payable to affiliates
Administrative services fee	216
Shareholder servicing costs	57,075
Distribution and service fees	1,727
Accrued expenses and other liabilities	70,947
Total liabilities	$1,032,375
Net assets	$204,989,405
Net assets consist of
Paid-in capital	$283,416,545
Total distributable earnings (loss)	(78,427,140)
Net assets	$204,989,405
Shares of beneficial interest outstanding	37,162,829
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$103,791,516	18,814,361	$5.52
Class B	400,463	72,419	5.53
Class C	4,572,131	829,793	5.51
Class I	70,551,744	12,794,182	5.51
Class R1	83,044	15,055	5.52
Class R2	568,570	102,930	5.52
Class R3	1,782,331	321,265	5.55
Class R4	7,022,581	1,267,182	5.54
Class R6	16,217,025	2,945,642	5.51
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.77 [100 / 95.75 x $5.52]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

MFS Global High Yield Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/24 (unaudited) Net investment income (loss)
Income
Dividends from affiliated issuers	$4,837,762
Interest	2,173,495
Other	10,084
Total investment income	$7,021,341
Expenses
Management fee	$672,944
Distribution and service fees	158,440
Shareholder servicing costs	137,152
Administrative services fee	19,944
Independent Trustees' compensation	2,843
Custodian fee	13,328
Shareholder communications	13,793
Audit and tax fees	50,241
Legal fees	521
Registration fees	68,581
Miscellaneous	18,889
Total expenses	$1,156,676
Fees paid indirectly	(3,297)
Reduction of expenses by investment adviser and distributor	(177,563)
Net expenses	$975,816
Net investment income (loss)	$6,045,525
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(715,450)
Affiliated issuers	(3,256,452)
Futures contracts	952
Forward foreign currency exchange contracts	134,388
Foreign currency	(10,689)
Net realized gain (loss)	$(3,847,251)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,603,859
Affiliated issuers	4,166,543
Futures contracts	1,555
Forward foreign currency exchange contracts	(2,039)
Translation of assets and liabilities in foreign currencies	(1,233)
Net unrealized gain (loss)	$6,768,685
Net realized and unrealized gain (loss)	$2,921,434
Change in net assets from operations	$8,966,959
See Notes to Financial Statements
8

MFS Global High Yield Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24
Change in net assets
From operations
Net investment income (loss)	$6,045,525	$10,998,571
Net realized gain (loss)	(3,847,251)	(8,275,158)
Net unrealized gain (loss)	6,768,685	15,404,492
Change in net assets from operations	$8,966,959	$18,127,905
Total distributions to shareholders	$(5,804,280)	$(9,328,058)
Change in net assets from fund share transactions	$(10,029,542)	$12,953,063
Total change in net assets	$(6,866,863)	$21,752,910
Net assets
At beginning of period	211,856,268	190,103,358
At end of period	$204,989,405	$211,856,268
See Notes to Financial Statements
9

MFS Global High Yield Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.43	$5.21	$5.94	$6.24	$6.28	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.25	$0.26	$0.27	$0.28
Net realized and unrealized gain (loss)	0.08	0.17	(0.54)	(0.24)	(0.04)	0.28
Total from investment operations	$0.24	$0.46	$(0.29)	$0.02	$0.23	$0.56
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.24)	$(0.44)	$(0.32)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$5.52	$5.43	$5.21	$5.94	$6.24	$6.28
Total return (%) (r)(s)(t)(x)	4.47(n)	9.17	(4.59)	0.31	3.86	9.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22(a)	1.25	1.20	1.16	1.17	1.15
Expenses after expense reductions (f)(h)	1.05(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	5.74(a)	5.50	4.68	4.16	4.47	4.50
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$103,792	$106,280	$108,712	$133,193	$182,411	$203,428
Class B	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.44	$5.22	$5.95	$6.25	$6.29	$6.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.21	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss)	0.08	0.17	(0.54)	(0.23)	(0.04)	0.29
Total from investment operations	$0.22	$0.42	$(0.33)	$(0.02)	$0.18	$0.52
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.20)	$(0.40)	$(0.28)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$5.53	$5.44	$5.22	$5.95	$6.25	$6.29
Total return (%) (r)(s)(t)(x)	4.08(n)	8.35	(5.28)	(0.44)	3.09	8.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.97(a)	2.00	1.95	1.91	1.92	1.90
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.99(a)	4.74	3.89	3.42	3.74	3.78
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$400	$483	$924	$1,831	$3,032	$5,741

See Notes to Financial Statements
10

MFS Global High Yield Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.43	$5.20	$5.93	$6.23	$6.28	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.21	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss)	0.08	0.18	(0.54)	(0.23)	(0.05)	0.30
Total from investment operations	$0.21	$0.43	$(0.33)	$(0.02)	$0.17	$0.53
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.20)	$(0.40)	$(0.28)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$5.51	$5.43	$5.20	$5.93	$6.23	$6.28
Total return (%) (r)(s)(t)(x)	3.89(n)	8.56	(5.33)	(0.45)	2.92	8.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.97(a)	2.00	1.95	1.91	1.92	1.90
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.98(a)	4.75	3.92	3.42	3.74	3.79
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$4,572	$4,474	$5,314	$7,408	$8,855	$21,084
Class I	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.43	$5.21	$5.94	$6.24	$6.28	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.26	$0.27	$0.28	$0.29
Net realized and unrealized gain (loss)	0.08	0.17	(0.53)	(0.23)	(0.04)	0.29
Total from investment operations	$0.24	$0.47	$(0.27)	$0.04	$0.24	$0.58
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.25)	$(0.46)	$(0.34)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$5.51	$5.43	$5.21	$5.94	$6.24	$6.28
Total return (%) (r)(s)(t)(x)	4.41(n)	9.43	(4.34)	0.56	4.12	9.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.97(a)	0.99	0.95	0.91	0.91	0.90
Expenses after expense reductions (f)(h)	0.80(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	5.98(a)	5.74	4.87	4.42	4.69	4.75
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$70,552	$75,223	$49,233	$96,925	$73,648	$65,250

See Notes to Financial Statements
11

MFS Global High Yield Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.43	$5.21	$5.94	$6.24	$6.28	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.21	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss)	0.09	0.17	(0.54)	(0.23)	(0.04)	0.29
Total from investment operations	$0.22	$0.42	$(0.33)	$(0.02)	$0.18	$0.52
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.20)	$(0.40)	$(0.28)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$5.52	$5.43	$5.21	$5.94	$6.24	$6.28
Total return (%) (r)(s)(t)(x)	4.08(n)	8.36	(5.30)	(0.45)	3.09	8.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.97(a)	2.00	1.94	1.91	1.92	1.90
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.98(a)	4.75	3.95	3.42	3.72	3.75
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$83	$77	$68	$68	$70	$67
Class R2	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.44	$5.22	$5.95	$6.25	$6.29	$6.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.24	$0.24	$0.25	$0.26
Net realized and unrealized gain (loss)	0.07	0.18	(0.54)	(0.23)	(0.04)	0.29
Total from investment operations	$0.22	$0.45	$(0.30)	$0.01	$0.21	$0.55
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.43)	$(0.31)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$5.52	$5.44	$5.22	$5.95	$6.25	$6.29
Total return (%) (r)(s)(t)(x)	4.15(n)	8.89	(4.79)	0.06	3.60	9.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.47(a)	1.50	1.45	1.41	1.41	1.40
Expenses after expense reductions (f)(h)	1.30(a)	1.30	1.30	1.30	1.30	1.30
Net investment income (loss)	5.48(a)	5.25	4.44	3.92	4.17	4.26
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$569	$509	$427	$443	$519	$308

See Notes to Financial Statements
12

MFS Global High Yield Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.46	$5.24	$5.97	$6.28	$6.32	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.25	$0.26	$0.27	$0.29
Net realized and unrealized gain (loss)	0.08	0.17	(0.53)	(0.24)	(0.04)	0.32
Total from investment operations	$0.24	$0.46	$(0.28)	$0.02	$0.23	$0.61
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.24)	$(0.45)	$(0.33)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$5.55	$5.46	$5.24	$5.97	$6.28	$6.32
Total return (%) (r)(s)(t)(x)	4.46(n)	9.14	(4.51)	0.17	3.87	10.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22(a)	1.25	1.20	1.16	1.17	1.15
Expenses after expense reductions (f)(h)	1.05(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	5.74(a)	5.50	4.70	4.18	4.47	4.62
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$1,782	$1,713	$2,328	$2,567	$2,286	$2,347
Class R4	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.46	$5.23	$5.97	$6.27	$6.31	$6.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.27	$0.28	$0.28	$0.30
Net realized and unrealized gain (loss)	0.08	0.19	(0.55)	(0.24)	(0.04)	0.28
Total from investment operations	$0.24	$0.49	$(0.28)	$0.04	$0.24	$0.58
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.26)	$(0.46)	$(0.34)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$5.54	$5.46	$5.23	$5.97	$6.27	$6.31
Total return (%) (r)(s)(t)(x)	4.40(n)	9.62	(4.46)	0.58	4.13	9.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.97(a)	1.00	0.94	0.91	0.92	0.90
Expenses after expense reductions (f)(h)	0.80(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	5.99(a)	5.76	4.98	4.42	4.72	4.76
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$7,023	$7,063	$6,804	$6,316	$6,406	$6,689

See Notes to Financial Statements
13

MFS Global High Yield Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/24 (unaudited)	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.42	$5.20	$5.93	$6.23	$6.27	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.27	$0.28	$0.29	$0.30
Net realized and unrealized gain (loss)	0.09	0.18	(0.54)	(0.23)	(0.04)	0.29
Total from investment operations	$0.25	$0.48	$(0.27)	$0.05	$0.25	$0.59
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.26)	$(0.46)	$(0.35)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$5.51	$5.42	$5.20	$5.93	$6.23	$6.27
Total return (%) (r)(s)(t)(x)	4.65(n)	9.56	(4.27)	0.65	4.23	9.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87(a)	0.89	0.85	0.81	0.81	0.80
Expenses after expense reductions (f)(h)	0.70(a)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	6.09(a)	5.85	5.03	4.53	4.81	4.84
Portfolio turnover rate	12(n)	28	14	38	22	26
Net assets at end of period (000 omitted)	$16,217	$16,035	$16,294	$20,365	$22,976	$21,846
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Global High Yield Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2024, 65.2% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”).  MFS does not receive a management fee from the High Yield Pooled Portfolio.  The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio.  For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests.  The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current Financial & Other Information report for the High Yield Pooled Portfolio as of July 31, 2024 has been included at the end of this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask
15

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.  Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$2,800	$—	$2,800
Non - U.S. Sovereign Debt	—	4,887,339	—	4,887,339
U.S. Corporate Bonds	—	2,895,430	—	2,895,430
Foreign Bonds	—	57,035,077	—	57,035,077
Mutual Funds	138,754,073	—	—	138,754,073
Total	$138,754,073	$64,820,646	$—	$203,574,719
Other Financial Instruments
Futures Contracts – Liabilities	$(6,486)	$—	$—	$(6,486)
Forward Foreign Currency Exchange Contracts – Assets	—	324,468	—	324,468
Forward Foreign Currency Exchange Contracts – Liabilities	—	(11,561)	—	(11,561)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are
16

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$2,800	$—
Interest Rate	Futures Contracts	—	(6,486)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	324,468	(11,561)
Total		$327,268	$(18,047)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$952	$—
Foreign Exchange	—	134,388
Total	$952	$134,388
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,555	$—	$—
Foreign Exchange	—	(2,039)	—
Equity	—	—	(16,590)
Total	$1,555	$(2,039)	$(16,590)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other
17

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in thevalue of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against
18

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.
The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
19

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/24
Ordinary income (including any short-term capital gains)	$9,328,058
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/24
Cost of investments	$231,587,071
Gross appreciation	996,225
Gross depreciation	(29,008,577)
Net unrealized appreciation (depreciation)	$(28,012,352)
As of 1/31/24
Undistributed ordinary income	1,328,131
Capital loss carryforwards	(53,780,127)
Other temporary differences	(949,117)
Net unrealized appreciation (depreciation)	(28,188,706)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(4,346,303)
Long-Term	(49,433,824)
Total	$(53,780,127)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/24	Year ended 1/31/24
Class A	$2,847,284	$4,884,804
Class B	10,527	28,308
Class C	109,180	181,106
Class I	2,106,028	3,004,693
Class R1	1,876	2,741
Class R2	13,957	19,579
Class R3	47,818	88,075
Class R4	201,901	342,503
Class R6	465,709	776,249
Total	$5,804,280	$9,328,058
20

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2025. For the six months ended July 31, 2024, this management fee reduction amounted to $13,502, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2024 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.72%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2026. For the six months ended July 31, 2024, this reduction amounted to $164,060, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $662 for the six months ended July 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
21

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 129,341
Class B	0.75%	0.25%	1.00%	1.00%	2,222
Class C	0.75%	0.25%	1.00%	1.00%	22,985
Class R1	0.75%	0.25%	1.00%	1.00%	395
Class R2	0.25%	0.25%	0.50%	0.50%	1,326
Class R3	—	0.25%	0.25%	0.25%	2,171
Total Distribution and Service Fees					$158,440
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2024, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2024, were as follows:
Amount
Class A	$208
Class B	305
Class C	43
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2024, the fee was $28,886, which equated to 0.0279% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $108,266.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2024 was equivalent to an annual effective rate of 0.0193% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
At July 31, 2024, MFS held approximately 82% of the outstanding shares of Class R1.
22

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended July 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $25,029,154 and $41,228,504, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/24		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	795,349	$4,330,979	2,308,046	$11,983,504
Class B	1,584	8,572	2,541	13,116
Class C	73,669	399,593	121,913	638,396
Class I	2,814,994	15,303,718	8,984,079	46,460,985
Class R1	455	2,479	872	4,580
Class R2	11,715	63,475	16,414	85,635
Class R3	28,620	156,620	84,645	438,942
Class R4	108,937	595,953	286,665	1,486,651
Class R6	171,669	933,002	501,539	2,592,195
	4,006,992	$21,794,391	12,306,714	$63,704,004
Shares issued to shareholders in reinvestment of distributions
Class A	503,074	$2,742,262	902,506	$4,684,995
Class B	1,921	10,492	5,409	28,053
Class C	19,440	105,841	34,661	179,542
Class I	384,746	2,094,394	574,448	2,985,861
Class R1	344	1,876	528	2,741
Class R2	2,559	13,957	3,765	19,579
Class R3	8,723	47,818	16,852	87,819
Class R4	36,884	201,901	65,611	342,235
Class R6	77,192	419,885	134,906	698,956
	1,034,883	$5,638,426	1,738,686	$9,029,781
Shares reacquired
Class A	(2,050,313)	$(11,164,573)	(4,511,189)	$(23,477,988)
Class B	(19,727)	(107,734)	(96,221)	(497,250)
Class C	(87,971)	(478,565)	(353,325)	(1,819,602)
Class I	(4,259,345)	(23,157,243)	(5,157,075)	(26,683,496)
Class R1	(5)	(25)	(181)	(939)
Class R2	(4,952)	(26,706)	(8,496)	(43,874)
Class R3	(29,703)	(162,636)	(232,357)	(1,196,605)
Class R4	(172,961)	(945,648)	(358,247)	(1,883,666)
Class R6	(261,212)	(1,419,229)	(812,865)	(4,177,302)
	(6,886,189)	$(37,462,359)	(11,529,956)	$(59,780,722)
23

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/24		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Net change
Class A	(751,890)	$(4,091,332)	(1,300,637)	$(6,809,489)
Class B	(16,222)	(88,670)	(88,271)	(456,081)
Class C	5,138	26,869	(196,751)	(1,001,664)
Class I	(1,059,605)	(5,759,131)	4,401,452	22,763,350
Class R1	794	4,330	1,219	6,382
Class R2	9,322	50,726	11,683	61,340
Class R3	7,640	41,802	(130,860)	(669,844)
Class R4	(27,140)	(147,794)	(5,971)	(54,780)
Class R6	(12,351)	(66,342)	(176,420)	(886,151)
	(1,844,314)	$(10,029,542)	2,515,444	$12,953,063
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2024, the fund’s commitment fee and interest expense were $519 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$138,828,262	$10,385,442	$16,543,963	$(3,255,922)	$4,166,706	$133,580,525
MFS Institutional Money Market Portfolio	2,866,464	37,816,815	35,509,038	(530)	(163)	5,173,548
	$141,694,726	$48,202,257	$52,053,001	$(3,256,452)	$4,166,543	$138,754,073
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$4,715,064	$—
MFS Institutional Money Market Portfolio	122,698	—
	$4,837,762	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global High Yield Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
25

MFS Global High Yield Fund
Board Review of Investment Advisory Agreement
MFS Global High Yield Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
26

MFS Global High Yield Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
27

MFS High Yield Pooled Portfolio

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MFS High Yield Pooled Portfolio

PORTFOLIO OF INVESTMENTS − 7/31/24 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.7%

Aerospace & Defense – 4.3%

Boeing Co., 6.298%, 5/01/2029 (n)	$2,052,000	$2,122,566
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,345,000	1,404,377
Bombardier, Inc., 8.75%, 11/15/2030 (n)	714,000	773,754
Bombardier, Inc., 7.25%, 7/01/2031 (n)	1,133,000	1,166,379
Bombardier, Inc., 7%, 6/01/2032 (n)	1,344,000	1,374,195
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,750,000	1,739,531
Moog, Inc., 4.25%, 12/15/2027 (n)	2,785,000	2,665,820
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	3,001,000	3,344,599
TransDigm, Inc., 5.5%, 11/15/2027	2,414,000	2,383,710
TransDigm, Inc., 6.75%, 8/15/2028 (n)	2,057,000	2,096,540
TransDigm, Inc., 4.625%, 1/15/2029	1,847,000	1,746,704
TransDigm, Inc., 6.375%, 3/01/2029 (n)	1,168,000	1,189,725
TransDigm, Inc., 6.875%, 12/15/2030 (n)	3,578,000	3,679,476
Triumph Group, Inc., 9%, 3/15/2028 (n)	961,000	1,012,213

		$26,699,589

Airlines – 1.1%

Air Canada, 3.875%, 8/15/2026 (n)	$3,175,000	$3,053,835
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	2,886,059	2,820,268
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11%, 4/15/2029 (n)	789,525	752,812

		$6,626,915

Apparel Manufacturers – 0.2%

Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$1,124,000	$958,278

Automotive – 1.8%

Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$1,874,000	$1,667,942
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	2,013,000	2,028,029
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	1,112,000	1,132,370
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	1,317,000	1,313,877
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	2,183,000	1,912,615
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)	1,631,000	1,658,424
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,705,000	1,464,508

		$11,177,765

Broadcasting – 0.8%

AMC Networks, Inc., 10.25%, 1/15/2029 (n)	$777,000	$767,800
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	2,353,000	2,436,468
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	1,952,000	1,840,566

		$5,044,834

Brokerage & Asset Managers – 1.3%

AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$2,353,000	$2,402,505
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	1,822,000	1,942,602
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	938,000	886,936
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	1,199,000	1,118,977
LPL Holdings, Inc., 4%, 3/15/2029 (n)	790,000	744,481
HYPFS-SEM	1

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Brokerage & Asset Managers – continued

LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$1,342,000	$1,237,974

		$8,333,475

Building – 4.7%

ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$2,169,000	$1,962,984
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	379,000	365,927
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	1,550,000	1,277,220
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	559,000	559,699
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,273,000	2,037,010
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	3,010,000	2,841,406
Knife River Corp., 7.75%, 5/01/2031 (n)	1,875,000	1,967,258
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	959,000	847,306
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	590,000	598,613
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,390,000	2,232,492
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	2,271,000	2,181,036
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	840,000	859,178
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	2,506,000	2,516,964
SRM Concrete, 8.875%, 11/15/2031 (n)	2,025,000	2,182,249
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)(w)	933,000	934,697
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,312,000	1,256,969
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	2,863,000	2,608,192
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,156,000	2,134,440

		$29,363,640

Business Services – 0.7%

Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$1,901,000	$1,856,241
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,756,000	1,720,470
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	559,000	539,075

		$4,115,786

Cable TV – 5.9%

Cable One, Inc., 4%, 11/15/2030 (n)	$2,520,000	$1,937,529
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	1,970,000	1,913,391
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	6,467,000	5,789,604
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	3,721,000	3,257,891
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	1,838,000	1,451,999
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,750,000	2,183,201
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,590,000	1,044,706
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	975,000	675,050
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	876,000	877,231
DISH DBS Corp., 7.75%, 7/01/2026	1,289,000	829,126
DISH DBS Corp., 5.25%, 12/01/2026 (n)	1,616,000	1,345,123
DISH DBS Corp., 5.125%, 6/01/2029	1,517,000	635,262
DISH Network Corp., 11.75%, 11/15/2027 (n)	887,000	887,824
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,619,000	2,440,759
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,404,000	2,297,949
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	2,373,000	1,999,815
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	2,978,000	2,789,905
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,000,000	4,415,189

		$36,771,554

2

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Chemicals – 2.5%

Chemours Co., 4.625%, 11/15/2029 (n)	$2,738,000	$2,398,158
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	1,529,000	1,222,018
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	2,985,000	2,765,083
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	2,254,000	2,156,795
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	2,571,000	2,423,687
SNF Group SACA, 3.375%, 3/15/2030 (n)	3,208,000	2,760,234
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	1,664,000	1,751,370

		$15,477,345

Computer Software – 0.6%

Amentum Escrow Corp., 7.25%, 8/01/2032 (n)(w)	$373,000	$380,948
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	1,657,000	1,572,417
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,557,000	1,524,877

		$3,478,242

Computer Software - Systems – 1.1%

Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$1,121,000	$1,047,922
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	623,000	616,962
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	3,915,000	3,878,159
Virtusa Corp., 7.125%, 12/15/2028 (n)	1,275,000	1,208,375

		$6,751,418

Conglomerates – 2.9%

BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,658,000	$1,577,525
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	3,781,000	3,565,358
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	2,008,000	2,181,013
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	3,495,000	3,560,613
Gates Corp., 6.875%, 7/01/2029 (n)	1,125,000	1,145,544
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	2,271,000	2,126,103
TriMas Corp., 4.125%, 4/15/2029 (n)	4,309,000	3,978,946

		$18,135,102

Construction – 1.4%

Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$2,291,000	$2,324,792
Empire Communities Corp., 9.75%, 5/01/2029 (n)	1,564,000	1,614,729
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	876,000	856,646
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	1,727,000	1,617,194
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,208,000	2,102,076

		$8,515,437

Consumer Products – 2.0%

Acushnet Co., 7.375%, 10/15/2028 (n)	$1,503,000	$1,567,196
Amer Sports Co., 6.75%, 2/16/2031 (n)	2,701,000	2,686,683
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	1,267,000	1,169,780
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	3,211,000	3,297,161
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,783,000	2,720,879
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,495,000	1,317,990

		$12,759,689

Consumer Services – 3.8%

Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$3,782,000	$3,778,807
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,080,000	940,998
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,155,000	1,784,556

3

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Consumer Services – continued

Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$566,000	$567,126
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		3,349,000	3,044,997
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,752,000	2,769,379
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,154,000	2,094,687
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		1,477,000	1,408,975
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,434,000	985,701
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,774,000	1,187,826
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,044,000	2,758,271
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		560,000	576,507
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		2,073,000	2,040,061

			$23,937,891

Containers – 2.1%

ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$859,000	$216,898
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		2,400,000	2,137,580
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		3,422,000	3,070,790
Crown Americas LLC, 5.25%, 4/01/2030		1,203,000	1,178,197
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		2,088,000	2,018,788
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		1,280,000	1,260,421
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	1,285,000	1,406,684
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$2,093,000	2,054,700

			$13,344,058

Electronics – 0.9%

Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$962,000	$959,757
Entegris, Inc., 4.375%, 4/15/2028 (n)		1,696,000	1,610,062
Entegris, Inc., 3.625%, 5/01/2029 (n)		1,382,000	1,253,542
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		1,340,000	1,322,511
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		759,000	705,263

			$5,851,135

Emerging Market Quasi-Sovereign – 0.1%

Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	482,000	$466,872

Energy - Independent – 4.2%

Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$1,737,000	$1,823,696
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		646,000	697,750
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		1,343,000	1,444,232
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		3,546,000	3,435,647
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		2,130,000	2,138,840
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		1,699,000	1,783,598
Matador Resources Co., 6.875%, 4/15/2028 (n)		2,159,000	2,201,632
Matador Resources Co., 6.5%, 4/15/2032 (n)		780,000	783,989
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		445,000	450,532
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		2,858,000	2,840,724
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,081,000	1,119,250
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)(w)		610,000	614,589
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		2,516,000	2,632,584
SM Energy Co., 6.5%, 7/15/2028		1,408,000	1,404,671
SM Energy Co., 7%, 8/01/2032 (n)		937,000	947,157
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		1,566,000	1,592,880

			$25,911,771

4

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Energy - Integrated – 0.3%

Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$2,031,000	$2,116,245

Entertainment – 3.9%

Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$1,978,000	$1,997,135
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		3,274,000	3,257,677
Carnival Corp. PLC, 4%, 8/01/2028 (n)		1,132,000	1,071,051
Carnival Corp. PLC, 6%, 5/01/2029 (n)		1,332,000	1,328,763
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	913,000	1,021,442
Cinemark USA, Inc., 7%, 8/01/2032 (n)		$1,128,000	1,148,019
Merlin Entertainments, 7.375%, 2/15/2031 (n)		1,896,000	1,963,943
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		2,226,000	2,216,050
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		1,616,000	1,606,518
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		1,558,000	1,552,076
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		1,493,000	1,422,156
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		2,482,000	2,548,609
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		807,000	802,158
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		2,063,000	2,035,654

			$23,971,251

Financial Institutions – 4.9%

Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$2,432,318	$2,236,054
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		2,273,000	2,425,625
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		1,922,000	2,025,209
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		1,976,000	1,978,182
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		729,000	734,220
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		2,211,000	2,167,676
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		1,358,000	1,439,488
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		762,000	785,865
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		2,896,390	2,846,214
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		1,768,000	1,854,961
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		2,519,000	2,667,266
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		369,000	378,704
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		440,000	465,530
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		3,314,000	3,289,313
OneMain Finance Corp., 7.125%, 3/15/2026		2,412,000	2,453,279
OneMain Finance Corp., 5.375%, 11/15/2029		1,398,000	1,343,442
OneMain Finance Corp., 7.5%, 5/15/2031		1,332,000	1,369,658

			$30,460,686

Food & Beverages – 3.3%

B&G Foods, Inc., 8%, 9/15/2028 (n)		$2,234,000	$2,277,905
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		1,308,000	1,355,688
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		1,591,000	1,659,698
Performance Food Group Co., 5.5%, 10/15/2027 (n)		2,633,000	2,597,852
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		1,891,000	1,872,288
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		2,979,000	2,775,288
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		3,337,000	3,107,519
TreeHouse Foods, Inc., 4%, 9/01/2028		1,526,000	1,376,755
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		3,200,000	3,064,136
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		705,000	644,038

			$20,731,167

5

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Gaming & Lodging – 4.3%

Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$2,124,000	$2,191,065
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		1,649,000	1,684,386
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		2,059,000	2,056,006
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		3,791,000	3,716,999
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	1,030,000	1,139,966
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$272,000	276,915
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		3,966,000	3,834,532
Las Vegas Sands Corp., 6.2%, 8/15/2034		904,000	914,395
Studio City Finance Ltd., 5%, 1/15/2029 (n)		1,173,000	1,045,086
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		3,346,000	3,157,087
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		2,629,000	2,509,020
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,123,000	1,063,620
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		2,373,000	2,284,303
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		971,000	1,012,230

			$26,885,610

Industrial – 1.8%

Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$980,000	$968,157
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		1,530,000	1,550,182
APi Escrow Corp., 4.75%, 10/15/2029 (n)		3,352,000	3,189,512
Artera Services LLC, 8.5%, 2/15/2031 (n)		1,591,000	1,631,198
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		3,012,000	2,866,211
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)		896,000	912,387

			$11,117,647

Insurance - Property & Casualty – 4.0%

Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$1,195,000	$1,215,348
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		353,000	332,686
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		1,686,000	1,673,350
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		2,327,000	2,228,234
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		1,389,000	1,414,049
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		2,070,000	1,951,821
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		2,347,000	2,380,365
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		1,892,000	1,802,243
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,623,000	2,704,665
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		1,251,000	1,255,065
Hub International Ltd., 5.625%, 12/01/2029 (n)		965,000	926,581
Hub International Ltd., 7.25%, 6/15/2030 (n)		2,786,000	2,873,422
Hub International Ltd., 7.375%, 1/31/2032 (n)		1,295,000	1,331,125
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		2,439,000	2,502,682

			$24,591,636

Machinery & Tools – 0.9%

Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$3,776,000	$3,970,479
Terex Corp., 5%, 5/15/2029 (n)		1,531,000	1,471,342

			$5,441,821

Major Banks – 0.5%

Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$3,045,000	$3,174,714

6

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Medical & Health Technology & Services – 6.2%

180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,475,000	$2,243,686
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,648,000	3,512,327
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,693,000	1,739,423
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	3,523,000	3,259,054
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,429,000	1,429,886
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,512,000	1,147,308
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,608,000	3,146,440
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,500,000	1,545,473
Encompass Health Corp., 5.75%, 9/15/2025	476,000	475,359
Encompass Health Corp., 4.75%, 2/01/2030	2,218,000	2,114,372
Encompass Health Corp., 4.625%, 4/01/2031	749,000	697,770
IQVIA, Inc., 5%, 5/15/2027 (n)	3,340,000	3,278,418
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,449,000	1,490,906
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	987,000	1,075,649
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	1,177,000	1,321,011
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	1,543,000	1,637,558
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,761,000	1,818,667
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,679,000	1,683,202
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,132,000	1,061,900
Tenet Healthcare Corp., 6.125%, 6/15/2030	2,258,000	2,266,495
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,553,000	1,539,764

		$38,484,668

Medical Equipment – 1.2%

Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$1,977,000	$2,135,455
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	893,086
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,784,000	2,691,000
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,501,000	1,531,531

		$7,251,072

Metals & Mining – 2.4%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,220,000	$1,995,770
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,810,000	5,251,414
Novelis Corp., 3.25%, 11/15/2026 (n)	1,665,000	1,584,063
Novelis Corp., 4.75%, 1/30/2030 (n)	2,343,000	2,213,826
Novelis Corp., 3.875%, 8/15/2031 (n)	1,148,000	1,008,500
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,481,632	1,081,591
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,566,000	1,605,712

		$14,740,876

Midstream – 5.8%

DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$2,093,000	$1,956,556
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	2,852,000	2,629,452
EQM Midstream Partners LP, 5.5%, 7/15/2028	3,267,000	3,250,774
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)	791,000	807,472
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,613,000	2,586,579
NuStar Logistics LP, 6.375%, 10/01/2030	2,337,000	2,385,093
Prairie Acquiror LP, 9%, 8/01/2029 (n)	962,000	991,903
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	944,000	928,495
Sunoco LP, 7.25%, 5/01/2032 (n)	2,269,000	2,358,744
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,132,000	3,021,912
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	1,180,000	1,195,477
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	2,036,000	1,882,446
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,028,000	1,055,758

7

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Midstream – continued

Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		$1,990,000	$1,809,009
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		2,595,000	2,702,530
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		2,005,000	2,230,541
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		936,000	945,775
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,965,000	3,115,823

			$35,854,339

Network & Telecom – 0.6%

Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$335,000	$335,694
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,707,000	2,714,082
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)	EUR	891,000	992,018

			$4,041,794

Oil Services – 0.9%

Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$1,203,000	$1,224,893
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		1,872,000	1,909,814
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,232,000	2,271,460

			$5,406,167

Pharmaceuticals – 0.9%

1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$943,000	$894,020
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		894,000	688,469
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	402,990
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		1,434,000	1,347,271
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		2,301,000	2,117,603

			$5,450,353

Pollution Control – 0.7%

GFL Environmental, Inc., 4%, 8/01/2028 (n)		$2,105,000	$1,978,683
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		602,000	619,045
Stericycle, Inc., 3.875%, 1/15/2029 (n)		1,980,000	1,882,491

			$4,480,219

Precious Metals & Minerals – 0.9%

Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$750,000	$700,770
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		2,344,000	2,279,969
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		2,784,000	2,676,653

			$5,657,392

Printing & Publishing – 0.3%

Cimpress PLC, 7%, 6/15/2026		$1,596,000	$1,596,287

Real Estate - Other – 1.2%

Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,875,000	$1,771,698
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		3,212,000	3,316,458
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,367,000	2,233,548

			$7,321,704

8

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Restaurants – 0.6%

1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$1,097,000	$1,108,203
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,345,000	1,199,706
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		1,871,000	1,660,093

			$3,968,002

Retailers – 1.9%

Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$1,859,000	$1,737,082
Macy’s Retail Holdings LLC, 5.875%, 4/01/2029 (n)		2,207,000	2,155,592
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	1,024,701
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,420,000	3,179,652
Penske Automotive Group Co., 3.75%, 6/15/2029		2,552,000	2,331,294
Victoria’s Secret & Co., 4.625%, 7/15/2029 (n)		1,450,000	1,202,849

			$11,631,170

Specialty Stores – 0.7%

Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$1,235,000	$913,570
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,486,000	854,134
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,915,000	2,829,215

			$4,596,919

Supermarkets – 0.4%

KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,579,000	$2,646,750

Telecommunications - Wireless – 1.4%

Altice France S.A., 5.5%, 1/15/2028 (n)		$1,842,000	$1,348,532
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	502,828
SBA Communications Corp., 3.875%, 2/15/2027		1,776,000	1,709,930
SBA Communications Corp., 3.125%, 2/01/2029		3,579,000	3,240,276
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	202,000	222,713
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,877,000	1,914,775

			$8,939,054

Transportation - Services – 0.4%

Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	2,296,000	$2,442,594

Utilities - Electric Power – 3.7%

Calpine Corp., 4.5%, 2/15/2028 (n)		$3,014,000	$2,887,253
Calpine Corp., 5.125%, 3/15/2028 (n)		1,985,000	1,922,509
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		1,540,000	1,478,314
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		4,411,000	3,906,726
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		597,000	520,602
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		488,000	484,948
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		2,455,000	2,350,781
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		1,286,000	1,335,807
PG&E Corp., 5.25%, 7/01/2030		1,539,000	1,487,127
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		2,004,000	1,998,377
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		3,042,000	2,931,468
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,516,000	1,407,552

			$22,711,464

9

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer					Shares/Par	Value ($)
Bonds – continued

Utilities - Gas – 0.2%

EP Infrastructure A.S., 2.045%, 10/09/2028				EUR	929,000	$892,302
EP Infrastructure A.S., 1.816%, 3/02/2031					273,000	242,240

						$1,134,542

Total Bonds (Identified Cost, $608,160,453)						$600,566,939

Exchange-Traded Funds – 1.0%

Special Products & Services – 1.0%

iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $6,225,357)					79,600	$6,251,784

Common Stocks – 0.2%

Cable TV – 0.1%

Intelsat Emergence S.A. (a)					20,388	$749,259

Oil Services – 0.1%

LTRI Holdings LP (a)(u)					3,300	$750,981

Total Common Stocks (Identified Cost, $1,858,215)						$1,500,240

			Strike		First
			Price	Exercise

Warrants – 0.0%

Other Banks & Diversified Financials – 0.0%

Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)			GBP 1.14		N/A 42,350	$14,972

Investment Companies (h) – 1.2%

Money Market Funds – 1.2%

MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $7,700,941)					7,700,596	$7,701,366

				Par Amount/
			Notional	Number of
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Amount		Contracts
Purchased Options – 0.0%

Market Index Securities – 0.0%

Russell 2000 Index – December 2024 @ $1,500 (Premiums Paid, $493,971)	Put	Exchange Traded	$ 15,555,940		69	$27,600

Other Assets, Less Liabilities – 0.9%						5,332,936

Net Assets – 100.0%						$621,395,837

10

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

(a) Non-income producing security.

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,701,366 and $608,361,535, respectively.

(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $546,310,607, representing 87.9% of net assets.

(p) Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(u)The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)When-issued security.

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/24

Forward Foreign Currency Exchange Contracts

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)

Asset Derivatives
GBP	406,098	USD	521,183	JPMorgan Chase Bank N.A.	10/18/2024	$1,194
GBP	598,509	USD	769,103	State Street Bank Corp.	10/18/2024	780
USD	220,367	EUR	202,000	State Street Bank Corp.	10/18/2024	934
USD	9,375,865	EUR	8,574,094	UBS AG	10/18/2024	61,814
USD	1,394,189	GBP	1,072,814	Merrill Lynch International	10/18/2024	14,191
						$78,913
Liability Derivatives
GBP	293,274	USD	379,373	HSBC Bank	10/18/2024	$(2,125)

See Notes to Financial Statements

11

MFS High Yield Pooled Portfolio
FINANCIAL STATEMENTS	STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 (unaudited)
Assets
Investments in unaffiliated issuers, at value (identified cost, $616,737,996)		$608,361,535
Investments in affiliated issuers, at value (identified cost, $7,700,941)		7,701,366
Cash		90,212
Receivables for
Forward foreign currency exchange contracts		78,913
Investments sold		1,088,879
Interest and dividends		9,439,112
Other assets		787
Total assets		$626,760,804
Liabilities
Payables for
Distributions		$53
Forward foreign currency exchange contracts		2,125
Investments purchased		560,174
When-issued investments purchased		1,916,000
Fund shares reacquired		2,833,900
Payable to affiliates
Administrative services fee		96
Shareholder servicing costs		5
Accrued expenses and other liabilities		52,614
Total liabilities		$5,364,967
Net assets		$621,395,837
Net assets consist of
Paid-in capital		$752,718,807
Total distributable earnings (loss)		(131,322,970)
Net assets		$621,395,837
Shares of beneficial interest outstanding		74,849,883
Net asset value per share (net assets of $621,395,837 / 74,849,883 shares of beneficial interest outstanding)		$8.30

See Notes to Financial Statements

12

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 7/31/24 (unaudited)

Net investment income (loss)

Income
Interest	$21,227,925
Other	324,045
Dividends from affiliated issuers	307,272
Dividends	297,104
Total investment income	$22,156,346
Expenses
Shareholder servicing costs	$18
Administrative services fee	8,701
Custodian fee	22,088
Shareholder communications	169
Audit and tax fees	26,468
Legal fees	1,724
Pricing service fees	4,408
Form N-CEN/N-PORT preparation fees	4,873
Miscellaneous	10,912
Total expenses	$79,361
Fees paid indirectly	(920)
Net expenses	$78,441
Net investment income (loss)	$22,077,905
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,946,293)
Affiliated issuers	1,534
Forward foreign currency exchange contracts	41,811
Foreign currency	(19,038)

Net realized gain (loss)	$(7,921,986)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$12,186,099
Affiliated issuers	(294)
Forward foreign currency exchange contracts	23,030
Translation of assets and liabilities in foreign currencies	428
Net unrealized gain (loss)	$12,209,263
Net realized and unrealized gain (loss)	$4,287,277
Change in net assets from operations	$26,365,182

See Notes to Financial Statements

13

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	7/31/24	1/31/24
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$22,077,905	$44,801,141
Net realized gain (loss)	(7,921,986)	(32,099,156)
Net unrealized gain (loss)	12,209,263	46,292,414
Change in net assets from operations	$26,365,182	$58,994,399
Total distributions to shareholders	$(22,012,023)	$(45,493,975)

Change in net assets from fund share transactions	$(40,616,122)	$(82,456,705)

Total change in net assets	$(36,262,963)	$(68,956,281)
Net assets
At beginning of period	657,658,800	726,615,081
At end of period	$621,395,837	$657,658,800

See Notes to Financial Statements

14

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	7/31/24	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
	(unaudited)
Net asset value, beginning of period	$8.24	$8.05	$8.88	$9.25	$9.33	$8.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.53	$0.47	$0.47	$0.50	$0.51
Net realized and unrealized gain (loss)	0.06	0.20	(0.82)	(0.34)	(0.06)(g)	0.39
Total from investment operations	$0.34	$0.73	$(0.35)	$0.13	$0.44	$0.90
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.54)	$(0.48)	$(0.50)	$(0.52)	$(0.51)
Net asset value, end of period (x)	$8.30	$8.24	$8.05	$8.88	$9.25	$9.33
Total return (%) (s)(x)	4.26(n)	9.46	(3.84)	1.39	5.02	10.29
Ratios (%) (to average net assets)
and Supplemental data:
Expenses (f)	0.03(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	6.98(a)	6.63	5.77	5.09	5.58	5.51
Portfolio turnover rate	27(n)	44	25	60	66	59
Net assets at end of period (000 omitted)	$621,396	$657,659	$726,615	$997,366	$1,228,318	$889,031
(a) Annualized.
(d) Per share data is based on average shares outstanding.

(f)Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.

(g)The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n) Not annualized.

(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS High Yield Pooled Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

Balance Sheet Offsetting — The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Under the fund’s valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

16

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund’s assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,251,784	$27,600	$750,981	$7,030,365
Luxembourg	—	749,259	—	749,259
United Kingdom	—	14,972	—	14,972
Non - U.S. Sovereign Debt	—	466,872	—	466,872
U.S. Corporate Bonds	—	489,626,005	—	489,626,005
Foreign Bonds	—	110,474,062	—	110,474,062
Mutual Funds	7,701,366	—	—	7,701,366
Total	$13,953,150	$601,358,770	$750,981	$616,062,901
Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Assets	$—	$78,913	$—	$78,913
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(2,125)	—	(2,125)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity
Securities
Balance as of 1/31/24	$1,670,361
Change in unrealized appreciation or depreciation	(919,380)
Balance as of 7/31/24	$750,981

At July 31, 2024, the fund held one level 3 security.

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

17
MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2024 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives

Equity	Purchased Option Contracts	$27,600	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	78,913	(2,125)
Total		$106,513	$(2,125)

(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2024 as reported in the Statement of Operations:

Forward Foreign
Currency
Exchange
Risk	Contracts

Foreign Exchange	$41,811

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2024 as reported in the Statement of Operations:

	Forward Foreign
	Currency	Unaffiliated Issuers
	Exchange	(Purchased
Risk	Contracts	Options)
Foreign Exchange	$23,030	$—
Equity	—	(163,530)
Total	$23,030	$(163,530)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for

18

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications — Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

19

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Fees Paid Indirectly — The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
1/31/24
Ordinary income (including any short-term capital gains)	$45,493,975

The federal tax cost and the tax basis components of distributable earnings were as follows:

20

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
As of 7/31/24
Cost of investments	$627,018,419
Gross appreciation	10,117,367
Gross depreciation	(21,072,885)
Net unrealized appreciation (depreciation)	$(10,955,518)
As of 1/31/24
Undistributed ordinary income	4,064,213
Capital loss carryforwards	(113,076,626)
Other temporary differences	(3,719,572)
Net unrealized appreciation (depreciation)	(22,944,144)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(13,716,208)
Long-Term	(99,360,418)

Total	$(113,076,626)

(3) Transactions with Affiliates

Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2024, these costs amounted to $18.

Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2024 was equivalent to an annual effective rate of 0.0028% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended July 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $168,284,135 and $203,863,451, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

21

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

	Six months ended		Year ended
	7/31/24		1/31/24
	Shares	Amount	Shares	Amount
Shares sold	1,103,236	$9,062,098	5,187,193	$41,214,207
Shares issued to shareholders in
reinvestment of distributions	2,680,362	22,012,023	5,697,188	45,493,975
Shares reacquired	(8,734,307)	(71,690,243)	(21,310,137)	(169,164,887)

Net change	(4,950,709)	$(40,616,122)	(10,425,756)	$(82,456,705)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 78% and 22%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2024, the fund’s commitment fee and interest expense were $1,516 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Change in
Unrealized
				Realized	Appreciation
	Beginning		Sales	Gain	or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Institutional Money Market
Portfolio	$15,793,848	$84,764,723	$92,858,445	$1,534	$(294)	$7,701,366
					Dividend	Capital Gain
Affiliated Issuers					Income	Distributions
MFS Institutional Money Market Portfolio					$307,272	$—

22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

23

MFS High Yield Pooled Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS High Yield Pooled Portfolio

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

24

MFS High Yield Pooled Portfolio

Board Review of Investment Advisory Agreement - continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratioof the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

25

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 13, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 13, 2024

*  Print name and title of each signing officer under his or her signature.